     As filed with the Securities and Exchange Commission on July 26, 2001

                                                        Registration No. 2-58286
                                             Investment Company Act No. 811-2731

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                   ---

     Pre-Effective Amendment No. ____                              ___

     Post-Effective Amendment No. 33                                X
                                 ----                              ---

                                     and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                      X

                                                                ---
 Amendment No.  34
               ----

                       (Check appropriate box or boxes.)

                            TAX-FREE INVESTMENTS CO.
     --------------------------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                11 Greenway Plaza, Suite 100, Houston, TX  77046
     --------------------------------------------------------------------
              (Address of Principal Executive Offices)  (Zip Code)

     Registrant's Telephone Number, including Area Code   (713) 626-1919
                                                         ------------------

                                Robert H. Graham
                11 Greenway Plaza, Suite 100, Houston, TX  77046
     --------------------------------------------------------------------
                    (Name and Address of Agent for Service)

                                    Copy to:

     Ofelia M. Mayo, Esquire        Martha J. Hays, Esquire
     A I M Advisors, Inc.           Ballard Spahr Andrews & Ingersoll, LLP
     11 Greenway Plaza, Suite 100   1735 Market Street, 51st Floor
     Houston, Texas  77046          Philadelphia, Pennsylvania 19103-7599

Approximate Date of Proposed Public Offering:    As soon as practicable after
                                                 the effective date of this
                                                 Registration Statement

It is proposed that this filing will become effective (check appropriate box)

          _____  immediately upon filing pursuant to paragraph (b) of Rule 485

         X
          -----  on August 1, 2001 pursuant to paragraph (b) of Rule 485


          _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485

          _____  on (date) pursuant to paragraph (a)(1) of Rule 485
          _____  75 days after filing pursuant to paragraph (a)(2) of Rule 485
          _____  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

          ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                Title of Securities Being Registered:  Common Stock

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

CASH MANAGEMENT CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

AUGUST 1, 2001


                                          This prospectus contains important
                                          information about the Cash
                                          Management Class of the fund. Please
                                          read it before investing and keep it
                                          for future reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE

--Registered Trademark--                       --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                         1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                          2
Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                     3
Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                   4
Advisor Compensation                          4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                     4
Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                       6
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees         6
Purchasing Shares                             6
Redeeming Shares                              6
Pricing of Shares                             7
Taxes                                         7
OBTAINING ADDITIONAL INFORMATION     Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments or debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising or falling interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; or

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows the performance of the fund's Cash Management Class. Cash Management Class shares are not subject to sales loads.





  TOTAL ANNUAL RETURN
        12/31/00
        --------
          3.93%
 The Cash Management Class shares' year-to-date total return as of June 30, 2001 was 1.57%.


 During the period shown in the bar chart, the highest quarterly return was 1.03% (quarter ended December 31, 2000) and the lowest quarterly return was 0.84% (quarter ended March 31, 2000).


PERFORMANCE TABLE

The following performance table reflects the performance of the Cash Management Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                SINCE   INCEPTION
December 31, 2000)          1 YEAR  INCEPTION   DATE
-------------------------------------------------------
Cash Management Class        3.93%     3.50%   01/04/99
-------------------------------------------------------


Cash Management Class shares' seven-day yield on December 31, 2000 was 4.41%. For the current seven-day yield, call (800) 877-7745.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There is no guarantee that actual expenses will be the same as those shown below.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)                       CASH MANAGEMENT CLASS
------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                None

Maximum Deferred
Sales Charge (Load)
(as a percentage of original purchase
price or redemption
proceeds, whichever is less)                   None
------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                      CASH MANAGEMENT CLASS
------------------------------------------------------------
Management Fees                                0.22%
Distribution and/or Service
 (12b-1) Fees                                  0.10
Other Expenses                                 0.07
Total Annual Fund
 Operating Expenses(1,2)                       0.39


--------------------------------------------------------------------------------

(1) The investment advisor and distributor waived fees during the year ended March 31, 2001. Total Annual Fund Operating Expenses net of these waivers were 0.28%.


(2) The distributor has agreed to waive 0.02% of the Rule 12b-1 distribution fee. The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements (if any), to 0.22%. The waivers and/or expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are 0.30%


You may also be charged a transaction or other fee by the financial institution managing your account.


EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------
Cash Management Class   $40    $125    $219     $493
------------------------------------------------------

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                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended March 31, 2001, the advisor received compensation of 0.13% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Cash Management Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
 The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal year ending 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.



                                                  CASH MANAGEMENT CLASS
                                           -----------------------------------
                                                               JANUARY 4, 1999
                                             YEAR ENDED          (DATE SALES
                                              MARCH 31,           COMMENCED)
                                           ------------------      THROUGH
                                            2001        2000   MARCH 31, 1999
------------------------------------------------------------------------------
Net asset value, beginning of period       $  1.00     $ 1.00      $ 1.00
Income from investment operations:
 Net investment income                        0.04       0.03        0.01
 Less distributions from net investment
  income                                     (0.04)     (0.03)      (0.01)
Net asset value, end of period             $  1.00     $ 1.00      $ 1.00
Total return(a)                               3.87%      3.23%       0.64%
------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------
Net assets, end of period (000s omitted)   $15,668     $6,178      $7,139
Ratio of expenses to average net assets:
 With fee waivers                             0.28%(b)   0.28%       0.28%(c)
 Without fee waivers                          0.39%(b)   0.39%       0.38%(c)
Ratio of net investment income to average
 net assets                                   3.76%(b)   3.17%       3.08%(c)
------------------------------------------------------------------------------

(a) Not annualized for periods less than one year.

(b) Ratios are based on average net assets of $13,148,245.

(c) Annualized.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently consists of seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Cash Management Class that allows the fund to pay distribution and service fees of 0.10% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders, all or a substantial portion of which are paid to the service provider. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


PURCHASING SHARES
The minimum initial investment in the Cash Management Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds for the order, provided the transfer agent has received notice of the order. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 An institution may have a "sweep" program under which a portion of your account with such institution may be automatically invested in the Cash Management Class. If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Cash Management Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Cash Management Class will be sent to you.
 You may place an order for the purchase of shares of the Cash Management Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Cash Management Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Cash Management Class are normally made through your institution.
 You may request a redemption by calling the transfer agent at (800) 877-7745, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

 Normally, payment for shares redeemed in amounts in excess of $1,000 is made by Federal Reserve wire (but may be made by check at your request) and payment for shares redeemed in amounts of less than $1,000 is made by check. Checks are mailed within seven days after receipt of the redemption request in proper form.

 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------
| The fund reserves the right at any |
| time to:                           |
| . reject or cancel any part of any |
|   purchase order;                  |
| . modify any terms or conditions   |
|   of purchase of shares of the     |
|   fund; or                         |
| . withdraw all or any part of the  |
|   offering made by this            |
|   prospectus.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the first net asset value determination, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request between the first and second net asset value determinations, the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 0843
                  Houston, TX 77001-0843

BY TELEPHONE:     (800) 877-7745

ON THE INTERNET:  You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                  http://www.aimfunds.com

--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------------
  Cash Reserve Portfolio,


  a series of Tax-Free Investments Co.

  SEC 1940 Act file number: 811-2731
--------------------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com        INVEST WITH DISCIPLINE

--Registered Trademark--                               --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

INSTITUTIONAL CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

AUGUST 1, 2001


                                          This prospectus contains important
                                          information about the Institutional
                                          Class of the fund. Please read it
                                          before investing and keep it for
                                          future reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE

--Registered Trademark--                       --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES        1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                    2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                       2
Performance Table                          2

FEE TABLE AND EXPENSE EXAMPLE              3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                  3
Expense Example                            3

FUND MANAGEMENT                            4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                4
Advisor Compensation                       4

OTHER INFORMATION                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                  4
Dividends and Distributions                4

FINANCIAL HIGHLIGHTS                       5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                    6
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Purchasing Shares                          6
Redeeming Shares                           6
Pricing of Shares                          6
Taxes                                      7
OBTAINING ADDITIONAL INFORMATION  Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments or debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising or falling interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; or

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to sales loads.




                                  ANNUAL TOTAL RETURNS

12/31/91  12/31/92  12/31/93  12/31/94  12/31/95  12/31/96  12/31/97  12/31/98  12/31/99  12/31/00
--------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 4.56%     2.88%     2.32%     2.73%     3.73%     3.34%     3.55%     3.34%     3.14%     4.01%

 The Institutional Class shares' year-to-date total return as of June 30, 2001 was 1.61%.


 During the periods shown in the bar chart, the highest quarterly return was 1.20% (quarter ended March 31, 1991) and the lowest quarterly return was 0.54% (quarter ended March 31, 1993).


PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                         Since   Inception
December 31, 2000)   1 Year 5 Years 10 Years Inception    Date
----------------------------------------------------------------
Institutional Class   4.01%  3.47%   3.36%     4.19%   04/18/83
----------------------------------------------------------------


Institutional Class shares' seven-day yield on December 31, 2000 was 4.49%. For the current seven-day yield, call (800) 659-1005.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There is no guarantee that actual expenses will be the same as those shown below.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              INSTITUTIONAL CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)         None
-----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             INSTITUTIONAL CLASS
-----------------------------------------------------------
Management Fees                      0.22%
Distribution and/or Service
(12b-1) Fees                         none
Other Expenses                       0.07
Total Annual Fund
Operating Expenses(1,2)              0.29


--------------------------------------------------------------------------------

(1) The investment advisor waived fees during the year ended March 31, 2001. Total Annual Fund Operating Expenses net of this waiver were 0.20%.


(2) The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses, excluding interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements (if any), to 0.22%. The expense limitation may be terminated at any time.


You may also be charged a transaction or other fee by the financial institution managing your account.


EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------
Institutional Class   $30     $93    $163     $368
----------------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended March 31, 2001, the advisor received compensation of 0.13% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Institutional Class of the fund is intended for use by banks and other institutions, investing for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. Shares of the Institutional Class may not be purchased directly by individuals, although institutions may purchase the Institutional Class for accounts maintained for individuals. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable state and federal laws and regulations.
 The Institutional Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal year ending 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.



                                           INSTITUTIONAL CLASS
                         ----------------------------------------------------------
                                            YEAR ENDED MARCH 31,
                           2001         2000       1999       1998      1997
-----------------------------------------------------------------------------------
Net asset value,
 beginning of period     $   1.00     $   1.00  $     1.00  $   1.00  $   1.00
Income from investment
 operations:
 Net investment income       0.04         0.03        0.03      0.03      0.03
Less distributions from
 net investment income      (0.04)       (0.03)      (0.03)    (0.03)    (0.03)
Net asset value, end of
 period                  $   1.00     $   1.00  $     1.00  $   1.00  $   1.00
Total return                 3.95%        3.32%       3.23%     3.55%     3.33%
-----------------------------------------------------------------------------------
Ratios/supplemental
 data:
-----------------------------------------------------------------------------------
Net assets, end of
 period (000s omitted)   $929,921     $964,396  $1,072,597  $896,904  $966,567
Ratio of expenses to
 average net assets:
 With fee waivers            0.20%(a)     0.20%       0.20%     0.20%     0.20%
 Without fee waivers         0.29%(a)     0.29%       0.28%     0.27%     0.26%
Ratio of net investment
 income to average net
 assets                      3.84%(a)     3.25%       3.16%     3.49%     3.27%
-----------------------------------------------------------------------------------


(a) Ratios are based on average net assets of $896,290,793.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently consists of seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


PURCHASING SHARES
The minimum initial investment in the Institutional Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. A purchase order is considered received at the time The Bank of New York receives federal funds for the order, provided the transfer agent has received notice of the order. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption.
 You may request a redemption by calling the transfer agent at (800) 659-1005, or by using AIM LINK -- Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

 Normally, payment for shares redeemed in amounts in excess of $1,000 is made by Federal Reserve wire (but may be made by check at your request) and payment for shares redeemed in amounts of less than $1,000 is made by check. Checks are mailed within seven days after receipt of the redemption request in proper form.

 Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

--------------------------------------
| The fund reserves the right at any |
| time to:                           |
| . reject or cancel any part of any |
|   purchase order;                  |
| . modify any terms or conditions   |
|   of purchase of shares of the     |
|   fund; or                         |
| . withdraw all or any part of the  |
|   offering made by this            |
|   prospectus.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the first net asset value determination, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request between the first and second net asset value determinations, the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 659-1005

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 http://www.aimfunds.com

--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to public info@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
  Cash Reserve Portfolio,


  a series of Tax-Free Investments Co.

  SEC 1940 Act file number: 811-2731
----------------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com        INVEST WITH DISCIPLINE

--Registered Trademark--                               --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERSONAL INVESTMENT CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

AUGUST 1, 2001


                                          This prospectus contains important
                                          information about the Personal
                                          Investment Class of the fund. Please
                                          read it before investing and keep it
                                          for future reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE

--Registered Trademark--                       --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                        1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                         2
Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                    3
Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                  4
Advisor Compensation                         4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                    4
Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      6
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees        6
Purchasing Shares                            6
Redeeming Shares                             6
Pricing of Shares                            7
Taxes                                        7
OBTAINING ADDITIONAL INFORMATION    Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments or debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising or falling interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; or

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither the Personal Investment Class shares nor the Institutional Class shares are subject to sales loads.


                                          ANNUAL TOTAL RETURNS

12/31/91  12/31/92  12/31/93  12/31/94  12/31/95  12/31/96  12/31/97  12/31/98  12/31/99  12/31/00
--------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 4.56%     2.88%     2.32%     2.73%     3.73%     3.34%     3.55%     3.34%     3.14%     4.01%

 The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Personal Investment Class shares would have lower annual returns because, although the shares will be invested in the same portfolio of securities, the Personal Investment Class has higher expenses.


 The Institutional Class shares' year-to-date total return as of June 30, 2001 was 1.61%.


 During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.20% (quarter ended March 31, 1991) and its lowest quarterly return was 0.54% (quarter ended March 31, 1993).


PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                               SINCE   INCEPTION
December 31, 2000)         1 YEAR 5 YEARS 10 YEARS INCEPTION   DATE
----------------------------------------------------------------------
Institutional Class         4.01%  3.47%    3.36%    4.19%   04/18/83
----------------------------------------------------------------------
Personal Investment Class     --     --       --       --    12/04/00
----------------------------------------------------------------------


Personal Investment Class shares' seven-day yield on December 31, 2000 was 3.99%. For the current seven-day yield, call (800) 877-4744.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There is no guarantee that actual expenses will be the same as those shown below.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)                                  PERSONAL INVESTMENT CLASS
---------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of
offering price)                                             None

Maximum Deferred
Sales Charge (Load)
(as a percentage of original purchase
price or redemption
proceeds, whichever is less)                                None
---------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                                 PERSONAL INVESTMENT CLASS
---------------------------------------------------------------------------
Management Fees                                             0.22%
Distribution and/or Service (12b-1) Fees                    0.75
Other Expenses                                              0.07
Total Annual Fund
Operating Expenses(1,2)                                     1.04


--------------------------------------------------------------------------------

(1) The investment advisor and distributor waived fees during the year ended March 31, 2001. Total Annual Fund Operating Expenses net of these waivers were 0.70%.


(2) The distributor has agreed to waive 0.25% of the Rule 12b-1 distribution fee. The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements (if any), to 0.22%. The waivers and/or expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are 0.72%.


You may also be charged a transaction or other fee by the financial institution managing your account.

 As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------------
Personal Investment Class   $106   $331    $574    $1,271
----------------------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended March 31, 2001, the advisor received compensation of 0.13% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Personal Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
 The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.


 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


 The information for the fiscal year ending 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                      PERSONAL INVESTMENT CLASS
                                                      -------------------------
                                                       DECEMBER 4, 2000 (DATE
                                                      SALES COMMENCED) THROUGH
                                                           MARCH 31, 2001
-------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 1.00
Income from investment operations:
 Net investment income                                           0.01
Less distributions from net investment income                   (0.01)
Net asset value, end of period                                 $ 1.00
Total return(a)                                                  0.95%
-------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                       $  722
Ratio of expenses to average net assets:
 With fee waivers                                                0.70%(b)
 Without fee waivers                                             1.04%(b)
Ratio of net investment income to average net assets             3.35%(b)
-------------------------------------------------------------------------------

(a) Not annualized for periods less than one year.

(b)Ratios are annualized and based on average net assets of $197,408.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently consists of seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Personal Investment Class that allows the fund to pay distribution and service fees of 0.75% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders, all or a substantial portion of which are paid to service providers. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Personal Investment Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds for the order, provided the transfer agent has received notice of the order. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 An institution may have a "sweep" program under which a portion of your account with such institution may be automatically invested in the Personal Investment Class. If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Personal Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Personal Investment Class will be sent to you.
 You may place an order for the purchase of shares of the Personal Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Personal Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Personal Investment Class are normally made through your institution.
 You may request a redemption by calling the transfer agent at (800) 877-4744, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

 Normally, payment for shares redeemed in amounts in excess of $1,000 is made by Federal Reserve wire (but may be made by check at your request) and payment for shares redeemed in amounts of less than $1,000 is made by check. Checks are mailed within seven days after receipt of the redemption request in proper form.

 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------
| The fund reserves the right at any |
| time to:                           |
| . reject or cancel any part of any |
|   purchase order;                  |
| . modify any terms or conditions   |
|   of purchase of shares of the     |
|   fund; or                         |
| . withdraw all or any part of the  |
|   offering made by this            |
|   prospectus.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the first net asset value determination, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request between the first and second net asset value determinations, the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 0843
                  Houston, TX 77001-0843

BY TELEPHONE:     (800) 877-4744

ON THE INTERNET:  You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                  http://www.aimfunds.com



--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------------
  Cash Reserve Portfolio,


  a series of Tax-Free Investments Co.

  SEC 1940 Act file number: 811-2731
--------------------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com        INVEST WITH DISCIPLINE

--Registered Trademark--                               --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRIVATE INVESTMENT CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

AUGUST 1, 2001


                                          This prospectus contains important
                                          information about the Private
                                          Investment Class of the fund. Please
                                          read it before investing and keep it
                                          for future reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE

--Registered Trademark--                       --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                        1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                         2
Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                    3
Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                  4
Advisor Compensation                         4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                    4
Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                      6
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees        6
Purchasing Shares                            6
Redeeming Shares                             6
Pricing of Shares                            7
Taxes                                        7
OBTAINING ADDITIONAL INFORMATION    Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments or debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising or falling interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; or

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to sales loads.


                             ANNUAL TOTAL RETURNS

12/31/93  12/31/94  12/31/95  12/31/96  12/31/97  12/31/98  12/31/99  12/31/00
--------  --------  --------  --------  --------  --------  --------  --------
 2.07%     2.48%     3.48%     3.08%     3.29%     3.08%     2.88%      3.75%

 The Private Investment Class shares' year-to-date total return as of June 30, 2001 was 1.49%.


 During the periods shown in the bar chart, the highest quarterly return was 0.99% (quarter ended December 31, 2000) and the lowest quarterly return was 0.48% (quarters ended March 31, 1993 and March 31, 1994).


PERFORMANCE TABLE

The following performance table reflects the performance of the Private Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                     SINCE   INCEPTION
December 31, 2000)        1 YEAR 5 YEARS INCEPTION   DATE
------------------------------------------------------------
Private Investment Class  3.75%   3.22%    2.98%   04/01/92
------------------------------------------------------------


Private Investment Class shares' seven-day yield on December 31, 2000 was 4.25%. For the current seven-day yield, call (800) 877-7748.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There is no guarantee that actual expenses will be the same as those shown below.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from          PRIVATE
your investment)              INVESTMENT CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                     None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)        None
-----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted       PRIVATE
from fund assets)             INVESTMENT CLASS
-----------------------------------------------------------
Management Fees                     0.22%
Distribution and/or Service
 (12b-1) Fees                       0.50
Other Expenses                      0.07
Total Annual Fund
 Operating Expenses(1,2)            0.79
-----------------------------------------------------------


(1) The investment advisor and distributor waived fees during the year ended March 31, 2001. Total Annual Fund Operating Expenses net of these waivers were 0.45%.


(2) The distributor has agreed to waive 0.25% of the Rule 12b-1 distribution fee. The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements (if any), to 0.22%. The waivers and/or expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are 0.47%.


You may also be charged a transaction or other fee by the financial institution managing your account.

 As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------
Private Investment Class   $81    $252    $439     $978
---------------------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended March 31, 2001, the advisor received compensation of 0.13% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Private Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
 The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid to settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal year ending 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.



                                       PRIVATE INVESTMENT CLASS
                               -----------------------------------------------
                                         YEAR ENDED MARCH 31,
                                 2001        2000     1999     1998     1997
-------------------------------------------------------------------------------
Net asset value, beginning of
 period                        $   1.00     $  1.00  $  1.00  $  1.00  $  1.00
Income from investment
 operations:
 Net investment income             0.04        0.03     0.03     0.03     0.03
Less distributions from net
 investment income                (0.04)      (0.03)   (0.03)   (0.03)   (0.03)
Net asset value, end of
 period                        $   1.00     $  1.00  $  1.00  $  1.00  $  1.00
Total return                       3.69%       3.06%    2.98%    3.29%    3.07%
-------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------
Net assets, end of period
 (000s omitted)                $141,946     $83,454  $90,606  $80,462  $37,544
Ratio of expenses to average
 net assets:
 With fee waivers                  0.45%(a)    0.45%    0.45%    0.45%    0.45%
 Without fee waivers               0.79%(a)    0.79%    0.78%    0.77%    0.83%
Ratio of net investment
 income to average net assets      3.60%(a)    3.00%    2.91%    3.24%    3.02%
-------------------------------------------------------------------------------


(a) Ratios are based on average net assets of $107,417,813.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently consists of seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Private Investment Class that allows the fund to pay distribution and service fees of 0.50% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders, all or a substantial portion of which are paid to service providers. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Private Investment Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds for the order, provided the transfer agent has received notice of the order. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 An institution may have a "sweep" program under which a portion of your account with such institution may be automatically invested in the Private Investment Class. If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Private Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Private Investment Class will be sent to you.
 You may place an order for the purchase of shares of the Private Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Private Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Private Investment Class are normally made through your institution.
 You may request a redemption by calling the transfer agent at (800) 877-7748, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

 Normally, payment for shares redeemed in amounts in excess of $1,000 is made by Federal Reserve wire (but may be made by check at your request) and payment for shares redeemed in amounts of less than $1,000 is made by check. Checks are mailed within seven days after receipt of the redemption request in proper form.

 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------
| The fund reserves the right at any |
| time to:                           |
| . reject or cancel any part of any |
|   purchase order;                  |
| . modify any terms or conditions   |
|   of purchase of shares of the     |
|   fund; or                         |
| . withdraw all or any part of the  |
|   offering made by this            |
|   prospectus.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business (business days). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the first net asset value determination, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request between the first and second net asset value determinations, the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 877-7748

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 http://www.aimfunds.com

--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------------
  Cash Reserve Portfolio,


  a series of Tax-Free Investments Co.

  SEC 1940 Act file number: 811-2731
--------------------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com       INVEST WITH DISCIPLINE

--Registered Trademark--                              --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

RESERVE CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

AUGUST 1, 2001


                                          This prospectus contains important
                                          information about the Reserve Class
                                          of the fund. Please read it before
                                          investing and keep it for future
                                          reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                            .is not FDIC insured;

                                            .may lose value; and

                                            .is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE

--Registered Trademark--                       --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                         1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                          2
Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                     3
Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                   4
Advisor Compensation                          4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                     4
Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                       6
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees         6
Purchasing Shares                             6
Redeeming Shares                              6
Pricing of Shares                             7
Taxes                                         7
OBTAINING ADDITIONAL INFORMATION     Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments or debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising or falling interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; or

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows the performance of the fund's Reserve Class. Reserve Class shares are not subject to sales loads.



ANNUAL TOTAL RETURN

     12/31/00
     --------
       3.18%



 The Reserve Class shares' year-to-date total return as of June 30, 2001 was 1.21%.


 During the period shown in the bar chart, the highest quarterly return was 0.85% (quarter ended December 31, 2000) and the lowest quarterly return was 0.66% (quarter ended March 31, 2000).


PERFORMANCE TABLE

The following performance table reflects the performance of the Reserve Class shares over the period indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the
periods ended
December 31,            SINCE   INCEPTION
2000)          1 YEAR INCEPTION   DATE
-----------------------------------------
Reserve Class  3.18%    2.92%   06/01/99
-----------------------------------------


Reserve Class shares' seven-day yield on December 31, 2000 was 3.70%. For the current seven-day yield, call (800) 417-8837.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There is no guarantee that actual expenses will be the same as those shown below.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              RESERVE CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                   None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)      None
-----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             RESERVE CLASS
-----------------------------------------------------------
Management Fees                   0.22%
Distribution and/or Service
(12b-1) Fees                      1.00
Other Expenses                    0.07
Total Annual Fund
Operating Expenses(1,2)           1.29


--------------------------------------------------------------------------------

(1) The investment advisor and distributor waived fees during the year ended March 31, 2001. Total Annual Fund Operating Expenses net of these waivers were 1.00%.


(2) The distributor has agreed to waive 0.20% of the Rule 12b-1 distribution fee. The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements (if any), to 0.22%. The waivers and/or expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are 1.02%.


You may also be charged a transaction or other fee by the financial institution managing your account.

 As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


               1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------
Reserve Class   $131   $409    $708    $1,556
----------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended March 31, 2001, the advisor received compensation of 0.13% of average daily net asets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Reserve Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
 The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal year ending 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.



                                                        RESERVE CLASS
                                               ------------------------------
                                                                JUNE  1, 1999
                                                                 (DATE SALES
                                                                 COMMENCED)
                                                 YEAR ENDED        THROUGH
                                               MARCH 31, 2001  MARCH 31, 2000
------------------------------------------------------------------------------
Net asset value, beginning of period              $  1.00          $  1.00
Income from investment operations:
 Net investment income                               0.03             0.02
Less distributions from net investment income       (0.03)           (0.02)
Net asset value, end of period                    $  1.00          $  1.00
Total return(a)                                      3.12%            2.10%
------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $15,871          $23,283
Ratio of expenses to average net assets:
 With fee waivers                                    1.00%(b)         1.00%(c)
 Without fee waivers                                 1.29%(b)         1.29%(c)
Ratio of net investment income to average net
 assets                                              3.05%(b)         2.45%(c)
------------------------------------------------------------------------------

(a) Not annualized for periods less than one year.

(b) Ratios are annualized and based on average net assets of $21,444,850.


(c) Annualized.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently consists of seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Reserve Class that allows the fund to pay distribution and service fees of 1.00% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders, all or a substantial portion of which are paid to service providers. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Reserve Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds for the order, provided the transfer agent has received notice of the order. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 An institution may have a "sweep" program under which a portion of your account with such institution may be automatically invested in the Reserve Class. If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Reserve Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Reserve Class will be sent to you.
 You may place an order for the purchase of shares of the Reserve Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Reserve Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Reserve Class are normally made through your institution.
 You may request a redemption by calling the transfer agent at (800) 417-8837, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

 Normally, payment for shares redeemed in amounts in excess of $1,000 is made by Federal Reserve wire (but may be made by check at your request) and payment for shares redeemed in amounts of less than $1,000 is made by check. Checks are mailed within seven days after receipt of the redemption request in proper form.

 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------
| The fund reserves the right at any |
| time to:                           |
| . reject or cancel any part of any |
|   purchase order;                  |
| . modify any terms or conditions   |
|   of purchase of shares of the     |
|   fund; or                         |
| . withdraw all or any part of the  |
|   offering made by this            |
|   prospectus.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the first net asset value determination, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request between the first and second net asset value determinations, the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 0843
                  Houston, TX 77001-0843

BY TELEPHONE:     (800) 417-8837

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 http://www.aimfunds.com

--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.
------------------------------------------------

  Cash Reserve Portfolio,


  a series of Tax-Free Investments Co.


  SEC 1940 Act file number: 811-2731

------------------------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com         INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

RESOURCE CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

AUGUST 1, 2001



                                          This prospectus contains important
                                          information about the Resource Class
                                          of the fund. Please read it before
                                          investing and keep it for future
                                          reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                            .is not FDIC insured;

                                            .may lose value; and

                                            .is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE

--Registered Trademark--                       --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE FUND           1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                            2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                               2
Performance Table                                  2

FEE TABLE AND EXPENSE EXAMPLE                      3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                          3
Expense Example                                    3

FUND MANAGEMENT                                    4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                        4
Advisor Compensation                               4

OTHER INFORMATION                                  4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                          4
Dividends and Distributions                        4

FINANCIAL HIGHLIGHTS                               5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                            6
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees              6
Purchasing Shares                                  6
Redeeming Shares                                   6
Pricing of Shares                                  7
Taxes                                              7
OBTAINING ADDITIONAL INFORMATION          Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments or debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising or falling interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; or

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows the performance of the fund's Resource Class. Resource Class shares are not subject to sales loads.


ANNUAL TOTAL RETURN

     12/31/00
     --------
       3.85%



 The Resource Class shares' year-to-date total return as of June 30, 2001 was 1.53%.


 During the periods shown in the bar chart, the highest quarterly return was 1.01% (quarter ended December 31, 2000) and the lowest quarterly return was 0.82% (quarter ended March 31, 2000).


PERFORMANCE TABLE

The following performance table reflects the performance of the Resource Class shares over the period indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the
periods ended
December 31,             SINCE   INCEPTION
2000)           1 YEAR INCEPTION   DATE
------------------------------------------
Resource Class  3.85%    3.55%   04/06/99
------------------------------------------


Resource Class shares' seven-day yield on December 31, 2000 was 4.34%. For the current seven-day yield, call (800) 825-6858.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There is no guarantee that actual expenses will be the same as those shown below.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              RESOURCE CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                    None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)       None
-----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             RESOURCE CLASS
-----------------------------------------------------------
Management Fees                    0.22%
Distribution and/or Service
(12b-1) Fees                       0.20
Other Expenses                     0.07
Total Annual Fund
Operating Expenses(1,2)            0.49


--------------------------------------------------------------------------------

(1) The investment advisor and distributor waived fees during the year ended March 31, 2001. Total Annual Fund Operating Expenses net of these waivers were 0.36%.


(2) The distributor has agreed to waive 0.04% of the Rule 12b-1 distribution fee. The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements (if any), to 0.22%. The waivers and/or expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are 0.38%.


You may also be charged a transaction or other fee by the financial institution managing your account.


EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                1 Year 3 Years 5 Years 10 Years
-----------------------------------------------
Resource Class   $50    $157    $274     $616
-----------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended March 31, 2001, the advisor received compensation of 0.13% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Resource Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
 The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid to settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS
 The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal year ending 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.



                                                       RESOURCE CLASS
                                               ------------------------------
                                                                APRIL 6, 1999
                                                                 (DATE SALES
                                                                 COMMENCED)
                                                 YEAR ENDED        THROUGH
                                               MARCH 31, 2001  MARCH 31, 2000
-----------------------------------------------------------------------------
Net asset value, beginning of period              $  1.00          $ 1.00
Income from investment operations:
 Net investment income                               0.04            0.03
Less distributions from net investment income       (0.04)          (0.03)
Net asset value, end of period                    $  1.00          $ 1.00
Total return(a)                                      3.78%           3.15%
-----------------------------------------------------------------------------
Ratios/supplemental data:
-----------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $15,464          $3,597
Ratio of expenses to average net assets:
 With fee waivers                                    0.36%(b)        0.36%(c)
 Without fee waivers                                 0.49%(b)        0.49%(c)
Ratio of net investment income to average net
 assets                                              3.68%(b)        3.09%(c)
-----------------------------------------------------------------------------

(a) Not annualized for periods less than one year.

(b) Ratios are annualized and based on average net assets of $21,444,850.


(c) Annualized.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently consists of seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Resource Class that allows the fund to pay distribution and service fees of 0.20% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders, all of a substantial portion of which are paid to service providers. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Resource Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds for the order, provided the transfer agent has received notice of the order. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 An institution may have a "sweep" program under which a portion of your account with such institution may be automatically invested in the Resource Class. If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Resource Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Resource Class will be sent to you.
 You may place an order for the purchase of shares of the Resource Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Resource Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Resource Class are normally made through your institution.
 You may request a redemption by calling the transfer agent at (800) 825-6858, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

 Normally, payment for shares redeemed in amounts in excess of $1,000 is made by Federal Reserve wire (but may be made by check at your request) and payment for shares redeemed in amounts of less than $1,000 is made by check. Checks are mailed within seven days after receipt of the redemption request in proper form.

 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------
| The fund reserves the right at any |
| time to:                           |
| . reject or cancel any part of any |
|   purchase order;                  |
| . modify any terms or conditions   |
|   of purchase of shares of the     |
|   fund; or                         |
| . withdraw all or any part of the  |
|   offering made by this            |
|   prospectus.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the first net asset value determination, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request between the first and second net asset value determinations, the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 0843
                  Houston, TX 77001-0843

BY TELEPHONE:     (800) 825-6858

ON THE INTERNET:  You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                  http://www.aimfunds.com

--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to public info@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------------
  Cash Reserve Portfolio,


  a series of Tax-Free Investments Co.


  SEC 1940 Act file number: 811-2731

--------------------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com        INVEST WITH DISCIPLINE

--Registered Trademark--                               --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SWEEP CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

AUGUST 1, 2001


                                          This prospectus contains important
                                          information about the Sweep Class of
                                          the fund. Please read it before
                                          investing and keep it for future
                                          reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE

--Registered Trademark--                       --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2
FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3
FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4
OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees    6
Purchasing Shares                        6
Redeeming Shares                         6
Pricing of Shares                        7
Taxes                                    7
OBTAINING ADDITIONAL INFORMATIONBack Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The Cash Reserve Portfolio (the fund) is a series of Tax-Free Investments Co. The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 with respect to, for example, quality, maturity and diversification of investments, under the Investment Company Act of 1940, as amended.
Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments or debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising or falling interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; or

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither the Sweep Class shares nor the Institutional Class shares are subject to sales loads.


                                    YEAR                ANNUAL
                                    ENDED               TOTAL
                                 DECEMBER 31           RETURNS
                                ------------          --------
                                    1991                4.56%
                                    1992                2.88%
                                    1993                2.32%
                                    1994                2.73%
                                    1995                3.73%
                                    1996                3.34%
                                    1997                3.55%
                                    1998                3.34%
                                    1999                3.14%
                                    2000                4.01%


 The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Sweep Class has higher expenses. As of the date of this prospectus, the Sweep Class has not yet commenced operations.

 The Institutional Class shares' year-to-date total return as of June 30, 2001 was 1.61%.


 During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.20% (quarter ended March 31, 1991) and its lowest quarterly return was 0.54% (quarter ended March 31, 1993).

PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods
ended                                          SINCE   INCEPTION
December 31, 2000)   1 YEAR 5 YEARS 10 YEARS INCEPTION   DATE
----------------------------------------------------------------
Institutional Class   4.01%  3.47%    3.36%    4.19%   04/18/83
----------------------------------------------------------------

Institutional Class shares' seven-day yield on December 31, 2000 was 4.49%. Once the Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 301-6246.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There is no guarantee that actual expenses will be the same as those shown below.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from               SWEEP
your investment)                       CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         None

Maximum Deferred
Sales Charge (Load)
(as a percentage of original purchase
price or redemption
proceeds, whichever is less)            None
-----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted             SWEEP
from fund assets)                       CLASS
-----------------------------------------------------------
Management Fees                         0.22%
Distribution and/or Service
 (12b-1) Fees                           0.25
Other Expenses(1)                       0.07
Total Annual Fund
 Operating Expenses(2)                  0.54


--------------------------------------------------------------------------------

(1) Other Expenses are based on estimated amounts for the current fiscal year.




(2) The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements (if any), to 0.22%. The expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of this limitation, are 0.47%.


You may also be charged a transaction or other fee by the financial institution managing your account. Your financial institution may charge you additional fees for participation in a sweep program.


EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------
Sweep Class   $55    $173    $302     $677
--------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended March 31, 2001, the advisor received compensation of 0.13% of average daily net assets.




OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Sweep Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable federal and state laws regarding registration as broker-dealers, or that they are exempt from such registration.
 The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The information for the fiscal year ending 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.

 As of the date of this prospectus, the Sweep Class has not yet commenced operations, and, therefore, financial information is not available.


                                           INSTITUTIONAL CLASS
                         -----------------------------------------------------
                                           YEAR ENDED MARCH 31,
                           2001         2000       1999       1998      1997
-------------------------------------------------------------------------------
Net asset value,
 beginning of period     $   1.00     $   1.00  $     1.00  $   1.00  $   1.00
Income from investment
 operations:
 Net investment income       0.04         0.03        0.03      0.03      0.03
Less distributions from
 net investment income      (0.04)       (0.03)      (0.03)    (0.03)    (0.03)
Net asset value, end of
 period                  $   1.00     $   1.00  $     1.00  $   1.00  $   1.00
Total return                 3.95%        3.32%       3.23%     3.55%     3.33%
-------------------------------------------------------------------------------
Ratios/supplemental
 data:
-------------------------------------------------------------------------------
Net assets, end of
 period (000s omitted)   $929,921     $964,396  $1,072,597  $896,904  $966,567
Ratio of expenses to
 average net assets:
 With fee waivers            0.20%(a)     0.20%       0.20%     0.20%     0.20%
 Without fee waivers         0.29%(a)     0.29%       0.28%     0.27%     0.26%
Ratio of net investment
 income to average net
 assets                      3.84%(a)     3.25%       3.16%     3.49%     3.27%
-------------------------------------------------------------------------------




(a) Ratios are based on average net assets of $896,290,793.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently consists of seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Sweep Class that allows the fund to pay distribution and service fees of 0.25% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders, all or a substantial portion of which are paid to service providers. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


PURCHASING SHARES
The minimum initial investment in the Sweep Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds for the order, provided the transfer agent has received notice of the order. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 An institution may have a "sweep" program under which a portion of your account with such institution may be automatically invested in the Sweep Class. If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Sweep Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Sweep Class will be sent to you.
 You may place an order for the purchase of shares of the Sweep Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Sweep Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Sweep Class are normally made through your institution.

 You may request a redemption by calling the transfer agent at (800) 301-6246, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.


 Normally, payment for shares redeemed in amounts in excess of $1,000 is made by Federal Reserve wire (but may be made by check at your request) and payment for shares redeemed in amounts of less than $1,000 is made by check. Checks are mailed within seven days after receipt of the redemption request in proper form.

 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------
| The fund reserves the right at any |
| time to:                           |
| . reject or cancel any part of any |
|   purchase order;                  |
| . modify any terms or conditions   |
|   of purchase of shares of the     |
|   fund; or                         |
| . withdraw all or any part of the  |
|   offering made by this            |
|   prospectus.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.
TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the first net asset value determination, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request between the first and second net asset value determinations, the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 301-6246

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------------
  Cash Reserve Portfolio,
  a series of Tax-Free Investments Co.
  SEC 1940 Act file number: 811-2731
----------------------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com        INVEST WITH DISCIPLINE

--Registered Trademark--                               --Registered Trademark--

                                 STATEMENT OF
                            ADDITIONAL INFORMATION

                           TAX-FREE INVESTMENTS CO.

                            CASH RESERVE PORTFOLIO
                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                          (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                               (RESOURCE CLASS)
                                 (SWEEP CLASS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                (800) 659-1005

                                --------------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
          IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF EACH
         OF THE ABOVE-NAMED CLASSES OF CASH RESERVE PORTFOLIO, COPIES
                      OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                     SUITE 100, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 659-1005

                                --------------

         STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2001


RELATING TO THE PROSPECTUS OF EACH OF THE FOLLOWING CLASSES OF CASH RESERVE
PORTFOLIO: CASH MANAGEMENT CLASS PROSPECTUS DATED AUGUST 1, 2001, INSTITUTIONAL CLASS PROSPECTUS DATED AUGUST 1, 2001, PERSONAL INVESTMENT CLASS PROSPECTUS DATED AUGUST 1, 2001, PRIVATE INVESTMENT CLASS PROSPECTUS DATED AUGUST 1, 2001, RESERVE CLASS PROSPECTUS DATED AUGUST 1, 2001, RESOURCE CLASS PROSPECTUS DATED AUGUST 1, 2001 AND SWEEP CLASS PROSPECTUS DATED AUGUST 1, 2001

                               TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
      Introduction.........................................................   3
      General Information about the Company................................   3
        The Company and Its Shares.........................................   3
        Performance Information............................................   4
      Portfolio Transactions and Brokerage.................................   5
        General Brokerage Policy...........................................   5
        Allocation of Portfolio Transactions...............................   6
        Section 28(e) Standards............................................   6
      Investment Program and Restrictions..................................   7
        Investment Program.................................................   7
        Municipal Securities...............................................   7
        Maturities.........................................................   8
        Diversification Requirements.......................................   8
        Investment Ratings.................................................   9
        When-Issued Securities and Delayed Delivery Transactions...........  12
        Margin Transactions and Short Sales................................  12
        Illiquid Securities................................................  12
        Lending of Portfolio Securities....................................  12
        Interfund Loans....................................................  13
        Investment in Other Investment Companies...........................  13
        Variable or Floating Rate Instruments..............................  13
        Synthetic Municipal Instruments....................................  13
        Other Considerations...............................................  14
        Fundamental Investment Restrictions................................  14
        Non-Fundamental Investment Restrictions............................  15
      Management...........................................................  16
        Directors and Officers.............................................  16
        Remuneration of Directors..........................................  18
        AIM Funds Retirement Plan for Eligible Directors/Trustees..........  18
        Deferred Compensation Agreements...................................  19
        The Investment Advisor.............................................  19
        Administrator......................................................  20
        Expenses...........................................................  21
        Transfer Agent and Custodian.......................................  21
        Legal Matters......................................................  21
        Auditors...........................................................  21
        Sub-Accounting.....................................................  21
        Principal Holders of Securities....................................  22
      Share Purchases and Redemptions......................................  24
        Purchases and Redemptions..........................................  24
        Redemptions by the Portfolio.......................................  24
        Net Asset Value Determination......................................  24
        The Distribution Agreement.........................................  25
        Distribution Plan..................................................  25
        Banking Regulations................................................  27
      Dividends, Distributions and Tax Matters.............................  27
        Dividends and Distributions........................................  27
        Tax Matters........................................................  27
        Qualification as a Regulated Investment Company....................  28
        Excise Tax on Regulated Investment Companies.......................  28
        Distributions......................................................  28
        Foreign Shareholders...............................................  29
        Effect of Future Legislation; Local Tax Considerations.............  30
      Financial Statements.................................................  FS

                                 INTRODUCTION

  Tax-Free Investments Co. (the "Company") is a mutual fund organized with one portfolio, the Cash Reserve Portfolio (the "Portfolio"), which has seven classes of shares. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors with certain information concerning the activities of the fund being considered for investment. This information is included in the Cash Management Class Prospectus dated August 1, 2001, the Institutional Class Prospectus dated August 1, 2001, the Personal Investment Class Prospectus dated August 1, 2001, the Private Investment Class Prospectus dated August 1, 2001, the Reserve Class Prospectus dated August 1, 2001, the Resource Class Prospectus dated August 1, 2001 and the Sweep Class Prospectus dated August 1, 2001 (each a "Prospectus"). Copies of each Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Company's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling
(800) 659-1005. Investors must receive a Prospectus before they invest.


  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Company and each class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in each Prospectus and, in order to avoid repetition, reference will be made to sections of the applicable Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                     GENERAL INFORMATION ABOUT THE COMPANY

THE COMPANY AND ITS SHARES

  The Company is an open-end, diversified, series, management investment company initially organized as a corporation under the laws of the State of Maryland on January 24, 1977. The Company was reorganized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985 and was reorganized as a Maryland corporation on May 1, 1992. Shares of common stock of the Company are redeemable at the net asset value thereof at the option of the shareholder or at the option of the Company in certain circumstances. For information concerning the methods of redemption, investors should consult each Prospectus under the caption "Redeeming Shares."

  The Company offers shares of the Portfolio. The Portfolio consists of seven classes of shares, each having different shareholder qualifications and bearing expenses differently. The Portfolio consists of the following seven classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. This Statement of Additional Information relates to each class of the Portfolio.

  As used in each Prospectus, the term "majority of the outstanding shares" of the Company, the Portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company, the Portfolio or such class present at a meeting of the Company's shareholders, if the holders of more than 50% of the outstanding shares of the Company, the Portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Company, the Portfolio or such class.

  Shareholders of the Company do not have cumulative voting rights, and therefore the holders of a majority of a quorum of the outstanding shares of the Company voting together for election of directors may elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any members of the Board of Directors of the Company.

  There are no preemptive or conversion rights applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid and non-assessable. Shares are fully assignable and subject to encumbrance by a shareholder. The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

  The Articles of Incorporation of the Company authorize the issuance of 35,100,000,000 shares of common stock at $.001 par value each, of which 27,100,000,000, represent interest in the Portfolio (or class thereof). A share of the Portfolio (or class) represents an equal proportionate interest in the Portfolio (or class) with each other share of the Portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from the Portfolio (or class).

  The Articles of Incorporation further provide that the directors will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Articles of Incorporation protects a director against any liability to which a director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Articles of Incorporation provide for indemnification by the Company of the directors and the officers of the Company except with respect to any matter as to which any such person did not act in good faith and in the reasonable belief that his action was in or not opposed to the best interests of the Company. Such person may not be indemnified against any liability to the Company or the Company's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Articles of Incorporation also authorize the purchase of liability insurance on behalf of the Company's directors and officers.

  The Company will not normally hold annual shareholders' meetings. A special meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Company. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors. In addition, directors may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Company and filed with the Company's transfer agent or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Company will provide a list of shareholders to the requesting shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).

  Except as otherwise disclosed in each Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

  The overall management of the business and affairs of the Company is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Company and persons or companies furnishing services to the Company, including agreements with the Company's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Company are delegated to the Company's officers and to A I M Advisors, Inc. ("AIM"), subject always to the objective and policies of the Company and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

PERFORMANCE INFORMATION

  As stated under the caption "Performance Information--Performance Table" in each Prospectus, yield information for the shares of each class of the Portfolio may be obtained by calling the Company at the number referred to in the Prospectus for that class. Performance will vary from time to time and past results are not necessarily indicative of future results. Investors should understand that performance is a function of the type and quality of the Portfolio's investments as well as its operating expenses. Performance information for the shares of the Portfolio may not provide a basis for comparison with investments which pay fixed rates of interest for a stated period of time, with other investments or with investment companies which use a different method of calculating performance.

  Comparative performance information using data from industry publications maybe used from time to time in advertising or marketing the Portfolio's shares.

  Calculations of yield will take into account the total income received by the Portfolio, including taxable income, if any; however, the Company intends to invest its assets so that 100% of its annual interest income will be tax-exempt. To the extent that different classes of shares bear different expenses, the yields of such classes will vary. To the extent that institutions charge fees in connection with services provided in conjunction with the Company, the yield will be lower for those beneficial owners paying such fees.

  The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yields will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include any realized gains and losses or unrealized appreciation or depreciation and income other than investment income) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Company may also furnish a quotation of effective yields that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yields for the period, which will be computed by compounding the unannualized current yields for the period by adding 1 to the unannualized current yields, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

  In addition, the Company may furnish a tax equivalent yield which is the rate an investor would have to earn from a fully taxable investment in order to equal the share's yield after taxes. Tax equivalent yields are calculated by dividing the share's yield by one minus the stated federal or combined federal and state tax rate (if only a portion of the share's yield was tax-exempt, only that portion is adjusted in the calculation).

  From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Company. Fee waivers or reductions or commitments to reduce expenses will have the effect of the increasing the Portfolio's yield and total return.

  The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results. The Portfolio's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Portfolio and market conditions. A shareholder's investment in the Portfolio is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Portfolio.

  For the seven-day period ended March 31, 2001, the current and effective yields for the Personal Investment Class were 2.93% and 2.97%, respectively. For the seven-day period ended March 31, 2001, the current and effective yields for the Private Investment Class were 3.18% and 3.23%, respectively. For the seven-day period ended March 31, 2001, the current and effective yields for the Institutional Class were 3.43% and 3.49%, respectively. For the seven-day period ended March 31, 2001, the current and effective yields for the Cash Management Class were 3.35% and 3.41%, respectively. For the seven-day period ended March 31, 2001, the current and effective yields for the Reserve Class were 2.63% and 2.67%, respectively. For the seven-day period ended March 31, 2001, the current and effective yields for the Resource Class were 3.27% and 3.33%, respectively. As of the date of this Statement of Additional Information the Sweep Class has not commenced operations. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

  AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonably competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

  In the event the Portfolio purchases securities traded in over-the-counter markets, portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.


  AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

  The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-Fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

  Under the 1940 Act, certain persons affiliated with the Company are prohibited from dealing with the Company as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Company from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Company are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase municipal securities being publicly underwritten by such syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Company may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Portfolio may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Company's Board of Directors and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Company is fair and reasonable in relation to the fees charged by others performing similar services. During the fiscal years ended March 31, 2001, 2000, and 1999, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.


ALLOCATION OF PORTFOLIO TRANSACTIONS

  AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

  Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.


SECTION 28(E) STANDARDS

  Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

  Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

  The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

  In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

  Information concerning the Portfolio's investment objective is set forth in each Prospectus under the heading "Investment Objective and Strategies." The principal features of the Portfolio's investment program and the primary risks associated with that investment program are also discussed in each Prospectus. There can be no assurance that the Portfolio will achieve its objective. The values of the securities in which the Portfolio invests fluctuate based upon interest rates, the financial stability of the issuer and market factors.

  Set forth in this section is a description of the Portfolio's investment policies, strategies and practices. The investment objective of the Portfolio is non-fundamental and may be changed by the Board of Directors without shareholder approval. The Portfolio's investment policies, strategies and practices are also non-fundamental. The Board of Directors of the Company reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective. The Portfolio has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Program and Restrictions--Investment Restrictions" in this Statement of Additional Information. Any percentage limitations with respect to assets of the Portfolio will be applied at the time of purchase. A later change in percentage resulting from changes in asset values will not be considered a violation of the percentage limitations. The percentage limitations applicable to borrowings will be applied in accordance with applicable provisions of the 1940 Act and the rules and regulations promulgated thereunder which specifically limit the Portfolio's borrowing abilities.

  The Portfolio will limit its purchases of municipal securities to U.S. dollar-denominated securities which are "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act. This standard applies at the time of purchase of a security. Since the Portfolio invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. A First Tier Security is generally a security that:
(i) has received a short-term rating, or is subject to a guarantee that has received a short-term rating, or, in either case, is issued by an issuer with a short-term rating from the Requisite NRSROs in the highest short-term rating category for debt obligations; (ii) is an unrated security that the Portfolio's investment advisor has determined is of comparable quality to a rated security described in (i); (iii) is a security issued by a registered investment company that is a money market fund; or (iv) is a Government Security. The term "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO. At present, the NRSROs are:
Standard & Poor's Corp., Moody's Investors Service, Inc., Thomson Bankwatch, One, Duff and Phelps, Inc., Fitch IBCA, Inc. and, with regard to certain types of securities, IBCA Ltd and its subsidiary, IBCA, Inc. Subcategories or gradations in ratings (such as "+" or "-") do not count as rating categories.

  Subsequent to its purchase by the Portfolio, an issue of Municipal Securities may cease to be a First Tier security. Subject to certain exceptions set forth in Rule 2a-7, such an event will not require the elimination of the security from the Portfolio, but AIM will consider such an event to be relevant in its determination of whether the Portfolio should continue to hold the security. To the extent that the ratings applied by an NRSRO to Municipal Securities may change as a result of changes in these rating systems, the Company will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

  The Portfolio may, from time to time, invest in taxable short-term investments ("Temporary Investments") consisting of obligations of the U.S. Government, its agencies or instrumentalities, and repurchase agreements (instruments under which the seller agrees to repurchase the security at a specified time and price) relating thereto; commercial paper rated within the highest rating category by a recognized rating agency; and certificates of deposit of domestic banks with assets of $1.5 billion or more as of the date of their most recently published financial statements. The Portfolio may invest in Temporary Investments, for example, due to market conditions or pending the investment of proceeds from the sale of shares of the Portfolio or proceeds from the sale of portfolio securities or in anticipation of redemptions. Although interest earned from such Temporary Investments will be taxable as ordinary income, the Portfolio intends to minimize taxable income through investment, when possible, on short-term tax-exempt securities, which may include shares of other investment companies whose dividends are tax-exempt. It is the Company's present intention to invest the Portfolio's assets so that 100% of the Portfolio's annual interest income will be tax-exempt. Accordingly, the Portfolio may hold cash reserves pending the investment of such reserves in Municipal Securities.

MUNICIPAL SECURITIES

  "Municipal Securities" include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size and purpose of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters--Tax Matters" in this Statement of Additional Information.

  The two major classifications of Municipal Securities are bonds and notes. Bonds may be further categorized as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Portfolio's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities in the Portfolio will vary from time to time.

  The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, maturity of the obligation, and rating of the issue. The yield realized by holders of a class of a Portfolio will be the yield realized by the Portfolio on its investments reduced by the general expenses of the Company and those expenses attributable to such class. The market values of the Municipal Securities held by the Portfolio will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security the market value of such Municipal Security will generally decrease. Conversely, if yields on such Municipal Security decrease, the market value of such security will generally increase.

MATURITIES

  Consistent with its objective of stability of principal, the Portfolio attempts to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with Rule 2a-7, as amended from time to time. Accordingly, the Portfolio invests only in Municipal Securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less.

  The maturity of a security held by the Portfolio is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or are subject to demand features or that are subject to repurchase agreements are deemed to have maturities shorter than their stated maturities.

DIVERSIFICATION REQUIREMENTS

  As a money market fund, the Portfolio is subject to the diversification requirements of Rule 2a-7 under the 1940 Act. This Rule sets forth two different diversification requirements: one applicable to the issuer of Municipal Securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to Municipal Securities with demand features or guarantees.

  The issuer diversification requirement provides that the Portfolio may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal and interest on a security or when the assets and revenues of a non-governmental user of the facility financed with the Municipal Securities secures repayment of such securities.

  The diversification requirement applicable to Municipal Securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Portfolio may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Portfolio to sell a Municipal Security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, bond insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security.)

INVESTMENT RATINGS

  The following is a description of the factors underlying the tax-exempt debt ratings of Moody's, S&P and Fitch IBCA, Inc. ("Fitch"):

MOODY'S MUNICIPAL BOND RATINGS

                                      Aaa

  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      Aa

  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

  Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

  Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in the Aa group when assigning ratings to: industrial development bonds; and bonds secured by either a letter of credit or bond insurance. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MOODY'S DUAL RATINGS

  In the case of securities with a demand feature, two ratings are assigned; one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

MOODY'S SHORT-TERM LOAN RATINGS

  Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (or MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

  A short-term rating may also be assigned on an issue having a demand feature (i.e., a variable rate demand obligation or VRDO). Short-term ratings on issues with demand features may be differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates, and payment relying on external liquidity. Additionally, the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

  A VMIG rating may be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

  Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

                                 MIG 1/VMIG 1

  This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MOODY'S COMMERCIAL PAPER RATINGS

  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

  Moody's employs the following two designations, each judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

PRIME-1

  Issuers (or related supporting institutions) rated Prime-1 (P-1) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

  Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

S&P MUNICIPAL BOND RATINGS

  A S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

  The ratings are based, in varying degrees, on the following considerations: likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                      AAA

  Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                      AA

  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

  Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

S&P DUAL RATINGS

  S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the demand feature (e.g., AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (e.g., SP-1+/A-l+).

S&P MUNICIPAL NOTE RATINGS

  A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note); and source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

  The highest note rating symbol is as follows:

                                     SP-1

  Category denotes very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

S&P COMMERCIAL PAPER RATINGS

  S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

  The highest rating category is as follows:

  This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

FITCH BOND RATINGS

  Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

  Bonds that have the same ratings are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

                           LONG-TERM CREDIT RATINGS

                               INVESTMENT GRADE

                                      AAA

  Highest credit quality. "AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                                      AA

  Very high credit quality. "AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.


                        FITCH SHORT-TERM CREDIT RATINGS

  A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

                                      F-1

  Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

  The Portfolio may purchase Municipal Securities on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The Portfolio may purchase or sell Municipal Securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the when-issued securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase when-issued or delayed delivery Municipal Securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable. No additional when-issued or delayed delivery commitments will be made if more than 25% of the Portfolio's net assets would thereby become so committed.

  If the Portfolio purchases a when-issued or delayed delivery security, the Company will direct its custodian bank to collateralize the when-issued or delayed delivery commitment by segregating liquid assets of a dollar value sufficient at all times to make payment for the when-issued or delayed delivery securities. Such segregated liquid assets will be marked-to-market, and the amount segregated will be increased if necessary to maintain adequate coverage of the Portfolio's when-issued or delayed delivery commitments.

  Securities purchased on a when-issued or delayed delivery basis and the other securities held in the Portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., experiencing appreciation when interest rates fall). Therefore, if in order to achieve higher interest income the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued or delayed delivery basis, there is a possibility that the Portfolio will experience greater fluctuation in the market value of its assets.

  Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued or delayed delivery commitments, the Portfolio will do so by use of its then available cash, by the sale of segregated liquid assets, by the sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued or delayed delivery securities themselves (which may have a market value greater or less than the Portfolio's payment obligation thereunder). The sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued or delayed delivery securities on the settlement date may be more or less than the purchase price.

  In a delayed delivery transaction, the Portfolio relies on the other party to complete the transaction. If the transaction is not completed, the Portfolio may miss a price or yield considered to be advantageous.

MARGIN TRANSACTIONS AND SHORT SALES

  The Portfolio does not intend to engage in margin transactions or short sales of securities. The Portfolio will not sell securities short or purchase any securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

ILLIQUID SECURITIES

  The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Illiquid securities include securities that cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Illiquid securities also include repurchase agreements with remaining maturities in excess of seven days.

LENDING OF PORTFOLIO SECURITIES

  Consistent with applicable regulatory requirements, the Portfolio may lend its portfolio securities (principally to broker-dealers) to the extent of one-third of its respective total assets. Such loans would be callable at any time and will be continuously secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. The Portfolio would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of the loan collateral if it were cash. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Where voting or consent rights with respect to loaned securities pass to the borrower, the Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the matters involved are expected to have a material effect on the Portfolio's investment in the loaned securities. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.

INTERFUND LOANS

  The Portfolio may lend up to 33 1/3% of its total assets to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order. An application for exemptive relief has been filed with the SEC on behalf of the Portfolio and others. The Portfolio may also borrow from another AIM Fund to satisfy redemption requests or to cover unanticipated cash shortfalls due to a delay in the delivery of cash to the Portfolio's custodian or improper delivery instructions by a broker effectuating a transaction.

INVESTMENT IN OTHER INVESTMENT COMPANIES

  The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions currently apply to investments in other investment companies: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and
(iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies. With respect to the Portfolio's purchase of shares of another investment company, the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company.

VARIABLE OR FLOATING RATE INSTRUMENTS

  The Portfolio may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Such readjustment may be based either upon a predetermined standard, such as a bank prime rate or the U.S. Treasury bill rate, or upon prevailing market conditions. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations. Rule 2a-7 under the 1940 Act provides special rules for calculating the maturity date of variable and floating rate securities for purposes of determining whether such securities qualify as "Eligible Securities."

  Many Municipal Securities with variable or floating interest rates purchased by the Portfolio are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest from the issuer, a guarantor and/or a liquidity provider. Frequently such obligations include letters of credit or other credit support arrangements provided by financial institutions. All variable or floating rate instruments will meet the quality standards of the Portfolio. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Portfolio.

SYNTHETIC MUNICIPAL INSTRUMENTS

  AIM believes that certain synthetic municipal instruments provide opportunities for mutual funds to invest in high credit quality securities providing attractive returns, even in market conditions where the supply of short-term tax-exempt instruments may be limited. Synthetic municipal instruments (sometimes referred to as "derivative municipal instruments") are securities the value of and return on which are derived from underlying municipal securities. Synthetic municipal instruments comprise a large percentage of tax-exempt securities eligible for purchase by tax-exempt money market funds. The types of synthetic municipal instruments in which the Portfolio may invest involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificate evidencing interests in the trust or custodial account to investors such as the Portfolio. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. Synthetic municipal instruments typically are created by a bank, broker-dealer or other financial institution ("Sponsor"). Typically, a portion of the interest paid on the Underlying bonds which exceeds the interest paid to the certificate holders is paid to the Sponsor or other investors.

  All such instruments must meet the minimum quality standards required for the Portfolio's investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Portfolio, AIM considers the creditworthiness of the issuer of the Underlying Bond, the Sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature). Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

  The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service has not issued a ruling addressing this issue. In the event the Internal Revenue Service issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Portfolio on certain synthetic municipal instruments would be deemed to be taxable. The Portfolio relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

OTHER CONSIDERATIONS

  The ability of the Portfolio to achieve its investment objectives depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Portfolio to meet their obligations for the payment of interest and principal when due. Because the Portfolio invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. The securities in which the Portfolio invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. The net asset value per share of each class of the Portfolio will normally remain constant at $1.00, although there can be no assurance that such net asset value will not change.

FUNDAMENTAL INVESTMENT RESTRICTIONS

  The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Portfolio's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares.

    (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

    (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

    (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the Securities Act of 1933.

    (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

    (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

    (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

    (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

    (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

    (9) The Portfolio will limit its purchases of municipal securities to "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act.

    (10) The Portfolio's assets will be invested so that at least 80% of the Portfolio's income will be exempt from federal income taxes.

  The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Directors of the Company has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which the advisor must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Directors.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

  The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

    (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

    (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks or an AIM Advised Fund exceed 5% of the Portfolio's total assets.


    (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

    (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

    (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

  The Portfolio will not invest 25% or more of its assets in: (i) securities whose issuers are located in the same state; (ii) securities the interest upon which is paid from revenues of similar type projects; and (iii) industrial development bonds. The policy described in (ii) does not apply, however, if the securities are subject to a guarantee. For securities subject to a guarantee, the Portfolio does not intend to purchase any such security if, after giving effect to the purchase, 25% or more of the Portfolio's assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

                                  MANAGEMENT

DIRECTORS AND OFFICERS

  The directors and executive officers of the Company and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and executive officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.



                                            POSITIONS HELD
          NAME, ADDRESS AND AGE            WITH REGISTRANT     PRINCIPAL OCCUPATION DURING PAST 5 YEARS
          ---------------------            ---------------     ----------------------------------------

-------------------------------------------------------------------------------------------------------
  *ROBERT H. GRAHAM (54)                Director, Chairman     Director, President and Chief Executive
                                          and President        Officer,  A I M Management Group Inc.;
                                                               Director and President, A I M Advisors,
                                                               Inc.; Director and Senior Vice
                                                               President, A I M Capital Management,
                                                               Inc., A I M Distributors, Inc., A I M
                                                               Fund Services, Inc. and Fund Management
                                                               Company; and Director and Vice Chairman,
                                                               AMVESCAP PLC (parent of AIM and a global
                                                               investment management firm).
-------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT (57)                       Director        Director, ACE Limited (insurance
  906 Frome Lane                                               company). Formerly, Director, President
  McLean, VA 22102                                             and Chief Executive Officer, COMSAT
                                                               Corporation; and
                                                               Chairman, Board of Governors of INTELSAT
                                                               (international communications company).
-------------------------------------------------------------------------------------------------------
  OWEN DALY II (76)                            Director        Formerly, Director, Cortland Trust, Inc.
  Six Blythewood Road                                          (investment company), CF & I Steel
  Baltimore, MD 21210                                          Corp., Monumental Life Insurance Company
                                                               and Monumental General Insurance
                                                               Company; and Chairman of the Board of
                                                               Equitable Bancorporation.
-------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN (59)                        Director        Chairman of the Board of Directors,
  1815 Central Park Drive                                      Cortland Trust, Inc. (investment
  P.O. Box 774000-PMB #222                                     company) and DHJ Media, Inc.; and
  Steamboat Springs, CO 80477                                  Director, Magellan Insurance Company.
                                                               Formerly, Director, President and Chief
                                                               Executive Officer, Volvo Group North
                                                               America, Inc.; Senior Vice President, AB
                                                               Volvo; and Director, The Hertz
                                                               Corporation, Genmar Corporation (boat
                                                               manufacturer), National Media
                                                               Corporation and Annuity and Life Re
                                                               (Holdings), Ltd.
-------------------------------------------------------------------------------------------------------
  **EDWARD K. DUNN, JR. (66)                   Director        Formerly, Chairman of the Board of
  2 Hopkins Plaza, 8th Floor, Suite 805                        Directors, Mercantile Mortgage Corp.;
  Baltimore, MD 21201                                          Vice Chairman of the Board of Directors,
                                                               President and Chief Operating Officer,
                                                               Mercantile--Safe Deposit & Trust Co.;
                                                               and President, Mercantile Bankshares
                                                               Corp.
-------------------------------------------------------------------------------------------------------
  JACK M. FIELDS (49)                          Director        Chief Executive Officer, Twenty First
  434 New Jersey Avenue, S.E.                                  Century Group, Inc. (a governmental
  Washington, D.C. 20003                                       affairs company). Formerly, Member of
                                                               the U.S. House of Representatives.
-------------------------------------------------------------------------------------------------------
  ***CARL FRISCHLING (64)                      Director        Partner, Kramer Levin Naftalis & Frankel
     919 Third Avenue                                          LLP (law firm).
     New York, NY 10022
-------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS (50)                      Director        Member, Visiting Committee, Harvard
  370 East 76th Street                                         University Graduate School of Education,
  New York, NY 10021                                           New School University. Formerly, Chief
                                                               Executive Officer, YWCA of the USA;
                                                               Commissioner, New York City Department
                                                               of the Aging; and Commissioner, New York
                                                               City Metropolitan Transportation
                                                               Authority.
-------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK (58)                        Director        Partner, Pennock & Cooper, (law firm).
  6363 Woodway, Suite 825
  Houston, TX 77057
-------------------------------------------------------------------------------------------------------
  LOUIS S. SKLAR (61)                          Director        Executive Vice President, Development
  The Williams Tower, 50th Floor                               and Operations, Hines Interests Limited
  2800 Post Oak Blvd.                                          Partnership (real estate development).
  Houston, TX 77056
-------------------------------------------------------------------------------------------------------


-------
  * A director who is an "interested person" of the Company and AIM as defined in the 1940 Act.

 ** The AIM Funds intend to seek a no-action letter or exemptive relief from the SEC to support their view that Mr. Dunn is not an interested person of the AIM Funds solely as a result of his position as a director of an insurance holding company that indirectly owns several broker-dealers who may offer shares of the AIM Funds.


*** A director who is an "interested person" of the Company as defined in the 1940 Act. The law firm of which Mr. Frischling is a partner is counsel to the independent directors/trustees of certain of the AIM Funds. It is expected that the same firm will become counsel to the independent trustees of certain other of the AIM Funds. The AIM Funds intend to seek a no-action letter or exemptive relief from the SEC to support their view that Mr. Frischling is not an interested person of the AIM Funds solely as a result of his position as a partner of the law firm that acts as counsel to the independent directors/trustees of certain of the AIM Funds, which firm's fees are paid by such AIM Funds.

                            POSITIONS HELD
  NAME, ADDRESS AND AGE     WITH REGISTRANT    PRINCIPAL OCCUPATION DURING PAST 5 YEARS
  ---------------------     ---------------    ----------------------------------------

---------------------------------------------------------------------------------------
  GARY T. CRUM (53)      Senior Vice President Director and President, A I M Capital
                                               Management, Inc.; Director and Executive
                                               Vice President, A I M Management Group
                                               Inc.; Director and Senior Vice
                                               President, A I M Advisors, Inc.; and
                                               Director, A I M Distributors, Inc. and
                                               AMVESCAP PLC (parent of AIM and a global
                                               investment management firm).
---------------------------------------------------------------------------------------
  CAROL F. RELIHAN (46)  Senior Vice President Director, Senior Vice President, General
                             and Secretary     Counsel and Secretary, A I M Advisors,
                                               Inc.; Senior Vice President, General
                                               Counsel and Secretary, A I M Management
                                               Group Inc.; Director, Vice President and
                                               General Counsel, Fund Management
                                               Company; Vice President,
                                               A I M Capital Management, Inc. and A I M
                                               Distributors, Inc.; and Vice President
                                               and General Counsel, A I M Fund
                                               Services, Inc.
---------------------------------------------------------------------------------------
  DANA R. SUTTON (42)       Vice President     Vice President and Fund Controller, A I
                             and Treasurer     M Advisors, Inc.; and Assistant Vice
                                               President and Assistant Treasurer, Fund
                                               Management Company.
---------------------------------------------------------------------------------------
  STUART W. COCO (46)       Vice President     Senior Vice President, A I M Capital
                                               Management, Inc.; and Vice President,
                                               A I M Advisors, Inc.
---------------------------------------------------------------------------------------
  MELVILLE B. COX (57)      Vice President     Vice President and Chief Compliance
                                               Officer, A I M Advisors, Inc., A I M
                                               Capital Management, Inc., A I M
                                               Distributors, Inc., A I M Fund Services,
                                               Inc. and Fund Management Company.
---------------------------------------------------------------------------------------
  KAREN DUNN KELLEY (41)    Vice President     Senior Vice President, A I M Capital
                                               Management, Inc.; and Vice President,
                                               A I M Advisors, Inc.
---------------------------------------------------------------------------------------


  The Board of Directors has an Audit Committee, a Capitalization Committee, an Investments Committee and a Committee on Directors/Trustees.


  The members of the Audit Committee are Messrs. Crockett, Daly, Dowden (acting Chairman), Dunn (on leave of absence), Fields, Frischling (on leave of absence), Pennock and Sklar and Dr. Mathai-Davis. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for the Company and evaluating such accountants' performance, costs and financial stability, (ii) with AIM, reviewing and coordinating audit plans prepared by the Company's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Company's independent accountants and management.


  The members of the Capitalization Committee are Messrs. Graham (Chairman) and Pennock. The Capitalization Committee is responsible for: (i) increasing or decreasing the aggregate number of shares of any class of the Company's common stock by classifying and reclassifying the Company's authorized but unissued shares of common stock, up to the Company's authorized capital; (ii) fixing the terms of such classified or reclassified shares of common stock; and (iii) issuing such classified or reclassified shares of common stock upon the terms set forth in the Portfolio's prospectus, up to the Company's authorized capital.

  The members of the Investments Committee are Messrs. Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chairman) and Dr. Mathai-Davis. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board of Directors, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.


  The members of the Committee on Directors/Trustees are Messrs. Crockett (Chairman), Daly, Dowden, Dunn (on leave of absence), Fields, Pennock and Sklar and Dr. Mathai-Davis. The Committee on Directors/ Trustees is responsible for: (i) considering and nominating individuals to stand for election as independent directors as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent directors; and
(iii) making recommendations to the Board of Directors regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent directors.


  The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as directors, provided (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which directors will be elected, and
(ii) that the Committee on Directors/Trustees or the Board of Directors, as applicable, shall make the final determination of persons to be nominated.

  All of the Company's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Company's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF DIRECTORS

  Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any committee thereof. The directors of the Company who do not serve as officers of the Company are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

  Set forth below is information regarding compensation paid or accrued for each director of the Company:


                                     AGGREGATE       RETIREMENT        TOTAL
                                    COMPENSATION  BENEFITS ACCRUED  COMPENSATION
                                        FROM             BY         FROM ALL AIM
DIRECTOR                             COMPANY(1)   ALL AIM FUNDS(2)    FUNDS(3)
--------                            ------------  ----------------  ------------
Charles T. Bauer(4)................       -0-              -0-             -0-
Bruce L. Crockett..................    $1,304         $ 60,951        $111,500
Owen Daly II.......................    $1,304         $ 97,195        $111,500
Albert R. Dowden(5)................    $  527              -0-        $ 13,135
Edward K. Dunn, Jr.................    $1,304         $ 22,138        $111,500
Jack M. Fields.....................    $1,271         $ 23,019        $108,500
Carl Frischling(7).................    $1,304         $107,507        $111,500
Robert H. Graham...................       -0-              -0-             -0-
Prema Mathai-Davis.................    $1,304         $ 22,606        $111,500
Lewis F. Pennock...................    $1,304         $ 67,995        $111,500
Louis S. Sklar.....................    $1,261         $ 87,538        $111,000

-------

(1) The total amount of compensation deferred by all directors of the Company during the fiscal year ended March 31, 2001, including earnings, was $15,158.


(2) During the fiscal year ended March 31, 2001, the total amount of expenses allocated to the Company in respect of such retirement benefits was $3,189. Data reflects compensation for the calendar year ended December 31, 2000.


(3) Each director serves as a director or trustee of at least 12 registered investment companies advised by AIM. Data reflects total compensation for the calendar year ended December 31, 2000.

(4) Mr. Bauer was a director and officer until September 30, 2000, when he retired.

(5) Mr. Dowden was elected to serve as a trustee on December 12, 2000.


(6) The AIM Funds intend to seek a no-action letter or exemptive relief from the SEC to support their view that Mr. Dunn is not an interested person of the AIM Funds solely as a result of his position as a director of an insurance holding company that indirectly owns several broker-dealers.




(7) During the fiscal year ended March 31, 2001, the Company paid $6,281 in legal fees to Mr. Frischling's law firm, Kramer Levin Naftalis & Frankel LLP for services rendered as counsel to the independent directors of the company. Mr. Frischling, a director of the Company, is a partner in such firm. It is expected that the same firm will become counsel to the independent trustees of certain other of the AIM Funds. The AIM Funds intend to seek a no-action letter or exemptive relief from the SEC to support their view that Mr. Frischling is not an interested person of the AIM Funds solely as a result of his position as partner of the law firm that acts as counsel to the independent directors/trustees of certain of the AIM Funds, which firm's fees are paid by such AIM Funds.





AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

  The Trustees have adopted a retirement plan for the Trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.


  The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.


  Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. These retirement benefits are payable quarterly for a period of up to ten years. The retirement benefit will equal a maximum of 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee, and based on the number of such trustee's years of service (not to exceed 10 years). A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

  Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar and Dr. Mathai-Davis are 13, 13, 0, 2, 3, 23, 19, 11 and 2 years, respectively.


                    ESTIMATED BENEFITS UPON RETIREMENT



                           NUMBER OF YEARS                          ESTIMATED
                           OF SERVICE WITH                       ANNUAL BENEFITS
                        APPLICABLE AIM FUNDS                     UPON RETIREMENT
                        --------------------                     ---------------
               10...............................................     $75,000
                9...............................................     $67,500
                8...............................................     $60,000
                7...............................................     $52,500
                6...............................................     $45,000
                5...............................................     $37,500


DEFERRED COMPENSATION AGREEMENTS

  Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Directors") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Directors have the option to elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the Deferring Directors have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Director's retirement benefits commence under the Plan. The Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Director's termination of service as a director of the Company. If a Deferring Director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.


  During the fiscal year ended March 31, 2001, $10,859 in directors' fees and expenses were allocated to the Portfolio.


THE INVESTMENT ADVISOR

  AIM is a wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM was organized in 1976, and, together with its subsidiaries, advises, manages or administers over 135 investment portfolios encompassing a broad range of investment objectives. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Directors and Officers."


  FMC is a registered broker-dealer and wholly owned subsidiary of AIM. FMC acts as distributor of the shares of the Portfolio.

  AIM and the Company have adopted a Code of Ethics which requires investment personnel and certain other employees to (a) pre-clear all personal securities transactions subject to the Code of Ethics; (b) file reports regarding such transactions; (c) refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security (subject to a de minimis exception), and (iii) transactions involving securities being considered for investment by an AIM Fund (subject to the de minimis exception); and (d) abide by certain other provisions of the Code of Ethics. The de minimis exception under the Code of Ethics covers situations where there is no material conflict of interest because of the large market capitalization of a security and the relatively small number of shares involved in a personal transaction. The Code of Ethics also generally prohibits AIM employees who are registered with the NASD from purchasing securities in initial public offerings. Personal trading reports are periodically reviewed by AIM, and the Board of Directors reviews quarterly and annual reports (which summarize any significant violations of the Code of Ethics). Sanctions for violating the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

  The Company has entered into a Master Investment Advisory Agreement dated June 1, 2000 (the "Advisory Agreement") with AIM. A prior investment advisory agreement with similar terms to the Advisory Agreement was in effect prior to June 1, 2000. The Advisory Agreement will remain in effect until June 30, 2002, and continue from year to year only if such continuance is specifically approved at least annually by the Company's Board of Directors and by the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Company or AIM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

  Pursuant to the terms of the Advisory Agreement, AIM supervises all aspects of the Company's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio. AIM shall not be liable to the Company or its shareholders for any act or omission by AIM or for any loss sustained by the Company or its shareholders, except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

  As compensation for its advisory services under the Advisory Agreement, AIM receives a fee from the Company with respect to the Portfolio, calculated daily and paid monthly, at the annual rate of 0.25% of the first $500 million of the Portfolio's aggregate average daily net assets, plus 0.20% of the Portfolio's aggregate average daily net assets in excess of $500 million. Pursuant to the advisory agreement in effect prior to June 1, 2000 which provided for the same level of compensation to AIM as is provided for under the Advisory Agreement, for the fiscal years ended March 31, 2001, 2000 and 1999, the fees paid by the Company to AIM with respect to the Portfolio were $1,420,644, $1,505,580 and $1,646,048, respectively (after giving effect to fee waivers for the fiscal years ended March 31, 2001, 2000 and 1999 of $930,689, $952,116 and $809,773, respectively).


  AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Company.

  AIM has voluntarily agreed, effective July 1, 2001, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in any Affiliated Money Market Fund. See "Investment in Other Investment Companies."


  Effective July 1, 2001 AIM has voluntarily undertaken to limit Institutional Class expenses, excluding interest, taxes, director's fees, federal registration fees, extraordinary items and indirect expenses resulting from expense offset arrangements (if any), to 0.22% of the average daily net assets. AIM has voluntarily undertaken to limit Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, director's fees, federal registration fees, extraordinary items and indirect expenses resulting from expense offset arrangements (if any), to 0.22% of the average daily net assets.


  In addition, if the Portfolio engages in securities lending, AIM will provide the Portfolio investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if the Portfolio engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board of Directors; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board of Directors with respect to securities lending activities; (e) responding to agent inquires; and (f) performing such other duties as may be necessary.

  AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, the Portfolio will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Portfolio from such activities. AIM currently intends to waive such fee, and has agreed to seek the Board of Directors' approval prior to its receipt of all or a portion of such fee.

ADMINISTRATOR

  AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement between AIM and the Company (the "Administrative Services Agreement").

  Under the Administrative Services Agreement, AIM performs, or arranges for the performance of, accounting and other administrative services for the Portfolio. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Company and of persons working under her supervision for maintaining the financial accounts and books and records of the Company, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Company's Board of Directors.

  Pursuant to the administrative services agreements, AIM received reimbursements for the fiscal years ended March 31, 2001, 2000 and 1999 in the amounts of $156,520, $142,533 and $86,020, respectively, by the Portfolio.

EXPENSES

  AIM and FMC furnish, without cost to the Company, the services of the President, Secretary and one or more Vice Presidents of the Company and such other personnel as are required for the proper conduct of the Company's affairs and to carry out their obligations under the Advisory Agreement and the Distribution Agreement. AIM maintains, at its expense and without cost to the Company, a trading function in order to carry out its obligations to place orders for the purchase and sale of portfolio securities for the Company. FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the shares of the Class.

  The Company pays, or causes to be paid, all other expenses of the Company, including, without limitation, the fees paid to AIM; the charges and expenses of any registrar, any custodian or depository appointed by the Company for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents; brokers' commissions in connection with portfolio securities transactions of the Company; all taxes, including securities issuance and transfer taxes, and fees payable to federal, state or other governmental agencies; the costs and expenses of engraving or printing share certificates; all costs and expenses in connection with registration and maintenance of registration with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing proxy statements, reports to shareholders, prospectuses and statements of additional information of the Company and supplements thereto (except reports to shareholders and prospectuses distributed to potential shareholders of the Company which are paid for by FMC); expenses of shareholders' and directors' meetings; fees and travel expenses of directors or director members of any advisory board or committee; expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside pricing service; fees and expenses of legal counsel and of independent accountants; membership dues of industry associations; interest payable on borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Company; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Company's operations unless otherwise explicitly assumed by AIM or FMC.

  Expenses of the Company except those stated below are pro-rated among the classes of the Company based upon the relative net assets of each class. Distribution expenses of a class are charged against the income available for distribution as dividends to such class.

TRANSFER AGENT AND CUSTODIAN

  A I M Fund Services, Inc. ("AFS"), a wholly owned subsidiary of AIM, serves as transfer agent and dividend disbursing agent for the shares of all classes of the Portfolio pursuant to a Transfer Agency and Service Agreement. AFS receives an annual fee from the Company for its services in such capacity in the amount of 0.0125% of average daily net assets of the Company, payable monthly. Such compensation may be changed from time to time as is agreed to by AFS and the Company. The address of AFS is P.O. Box 0843, Houston, Texas 77001-0843. As transfer agent, AFS processes orders for purchases, redemptions and exchanges of shares; prepares and transmits payments for dividends and distributions declared by the Portfolio; maintains shareholder accounts; and provides shareholders with information regarding the Portfolio and its accounts.

  The Bank of New York ("BONY") acts as custodian for the Company's portfolio securities and cash. BONY receives such compensation from the Company for its services in such capacity as is agreed to from time to time by BONY and the Company. The address of BONY is 90 Washington Street, 11th Floor, New York, New York 10286. BONY maintains the portfolio securities owned by the Portfolio, administers the purchases and sales of portfolio securities, collects interest and other distributions made on securities held by the Portfolio and performs other ministerial duties.

LEGAL MATTERS

  The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania serves as counsel to the Company, and passes upon legal matters for the Company.

AUDITORS


  The Portfolio's independent public accountants are responsible for auditing the financial statements of the Portfolio. Due to an investment in another AIM Fund, which KPMG LLP represented to the AIM Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as independent public accountants for the Company. The Board of Directors of the Company has selected Ernst & Young LLP, 1221 McKinney, Suite 2400, Houston, Texas 77010, as the independent public accountants to audit the financial statements of the Portfolio.


SUB-ACCOUNTING

  The Company and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Company or FMC for these sub-accounting services. In addition, shareholders utilizing certain versions of AIM LINK --Registered Trademark-- Remote, a personal computer application software product, may receive sub-accounting services via such software.

PRINCIPAL HOLDERS OF SECURITIES

  To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Portfolio as of July 9, 2001, and the percentage of the Portfolio's amount of outstanding shares owned by such shareholders as of such date are as follows:


                                                                    PERCENT
                                                      PERCENT       OWNED OF
                  NAME AND ADDRESS                    OWNED OF     RECORD AND
                   OF RECORD OWNER                 RECORD ONLY(a) BENEFICIALLY
                  ----------------                 -------------- ------------
   CASH MANAGEMENT CLASS
   ---------------------
    MORGAN STANLEY DEAN WITTER....................     39.87%         -0-
     1 Pierrepont Plaza, 7th Floor
     Brooklyn, NY 11201

    RAYMOND JAMES AND ASSOCIATES FOR HERITAGE AS-
     SET..........................................     32.61%         -0-
     P.O. Box 33022
     St. Petersburg, FL 33733

    FIRST UNION SECURITIES........................     18.32%         -0-
     10700 Wheat First Drive
     Glen Allen, VA 23060

    HUNTINGTON INVESTMENT 112.....................      7.54%         -0-
     135 North Pennsylvania Suite 800
     Indianapolis, IN 46204
   INSTITUTIONAL CLASS
   -------------------
    BANK OF AMERICA, N.A. ........................     26.22%         -0-
     1401 Elm Street, 11th Floor
     P.O. Box 831000
     Dallas, TX 75202-2911

    FROST NATIONAL BANK TX .......................     16.21%         -0-
     Muir & Co.
     c/o Frost
     P.O. Box 2479
     San Antonio, TX 78298-2479

    CHASE BANK OF TEXAS FBO OBIE & CO. ...........      7.23%         -0-
     18 HCB 340
     P.O. Box 2558
     Houston, TX 77252-2558

    TRUST COMPANY BANK ...........................      5.94%         -0-
     Center 3139
     P.O. Box 105504
     Atlanta, GA 30348

-------
(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

                                                                      PERCENT
                                                        PERCENT       OWNED OF
                   NAME AND ADDRESS                     OWNED OF     RECORD AND
                    OF RECORD OWNER                  RECORD ONLY(a) BENEFICIALLY
                   ----------------                  -------------- ------------
   PERSONAL INVESTMENT CLASS
   -------------------------
    MORGAN STANLEY DEAN WITTER......................     95.35%         -0-
     1 Pierrepont Plaza, 7th Floor
     Brooklyn, NY 11201

   PRIVATE INVESTMENT CLASS
   ------------------------
    UNION BANK OF CALIFORNIA........................     27.95%         -0-
     530 B Street, Suite 204
     San Diego, CA 92101

    CULLEN/FROST DISCOUNT BROKERS...................     21.87%         -0-
     P.O. Box 2358
     San Antonio, TX 78299

    FIRST UNION SECURITIES .........................     10.93%         -0-
     10700 Wheat First Drive
     Glen Allen, VA 23060

    ANDERSON TAX FREE ACCOUNTS......................      9.34%         -0-
     330 Spring Creek Road
     Rockford, IL 61107-1035

    THE BANK OF NEW YORK............................      7.91%         -0-
     440 Mamoroneck, 5th Fl.
     Harrison, NY 10528

   RESERVE CLASS
   -------------
    THE BANK OF NEW YORK............................     99.79%         -0-
     440 Mamoroneck, 5th Fl.
     Harrison, NY 10528

   RESOURCE CLASS
   --------------
    MORGAN STANLEY DEAN WITTER......................     80.57%         -0-
     1 Pierrepont Plaza, 7th Floor
     Brooklyn, NY 11201

    SUNTRUST EQUITABLE SECURITIES...................     12.17%         -0-
     P.O. Box 4418 Mail Code 3907
     Atlanta, GA 30302-4418

   SWEEP CLASS
   -----------
    None*

-------

 * As of the date of this Statement of Additional Information the Sweep Class has not commenced operation.

(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

  To the best of the knowledge of the Company, as of July 9, 2001, the directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of each class of the Portfolio.

                        SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

  A complete description of the manner by which the shares of a particular class may be purchased or redeemed appears in each Prospectus under the headings "Purchasing Shares" and "Redeeming Shares."

  Prior to the initial purchase of Portfolio shares, an investor must complete and send an Account Application to AFS at P.O. Box 0843, Houston, Texas 77001-0843. An Account Application may be obtained from the distributor. An investor may make changes to the information provided in the Account Application by submitting such changes in writing to the transfer agent or by completing and submitting to the transfer agent a new Account Application.

  The Company reserves the right to reject any purchase order and to withdraw all or any part of the offering made by a Prospectus. Any funds received with respect to an order which is not accepted by the Company and any funds received for which an order has not been received will be promptly returned to an investor. Any request for correction to a transaction of Portfolio shares must be submitted in writing to AFS. AFS reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio.

  An investor may terminate his or her relationship with an institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class or the Sweep Class directly, except through reinvestment of dividends and distributions.

  Payment for redeemed shares of the Portfolio is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application on the day specified below, but may be remitted by check upon request by a shareholder or when it is considered to be in the Portfolio's best interest to do so. A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Company. The authorized signature on the notice must be guaranteed by a commercial bank or trust company (which may include the shareholder). Additional documentation may be required when deemed appropriate by the Portfolio or AFS.


  The Company may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

  A "Business Day" of the Company is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business. If AFS receives a redemption request on a Business Day prior to the 12:30 p.m. Eastern time net asset value determination, the redemption will be effected at the net asset value of the Portfolio determined as of 12:30 p.m. Eastern time and the Company will normally wire redemption proceeds on that day. A redemption request received by AFS between 12:30 p.m. Eastern time and 3:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 3:00 p.m. Eastern time and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If AFS receives a redemption request on a Business Day after 3:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 12:30 p.m. Eastern time on the next Business Day of such Portfolio, and the Company will normally wire redemption proceeds on such next Business Day. The Portfolio, however, reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

  Any request for correction to a redemption transaction of Portfolio shares must be submitted in writing to AFS.

REDEMPTIONS BY THE PORTFOLIO


  If the Portfolio determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Portfolio may, at its discretion, redeem the account and distribute the proceeds to you.

NET ASSET VALUE DETERMINATION

  The net asset value of the shares of each class of the Portfolio is determined twice daily as of the times shown in each Prospectus on each Business Day of the Company, as defined in each Prospectus. For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the

Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

  The debt instruments held in the Portfolio are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Company would receive if it sold the entire Portfolio.

  The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, which require the Company to adhere to certain conditions. The Portfolio will invest only in "Eligible Securities," as defined in Rule 2a-7 of the 1940 Act, which the Board of Directors has determined present minimal credit risks. Rule 2a-7 also requires, among other things, that the portfolio maintain a dollar-weighted portfolio maturity of 90 days or less and purchase only U.S. dollar-denominated instruments having remaining maturities of 397 calendar days or less.

  The Board of Directors has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the portfolio holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to purchasers or existing holders of any class of shares of the Portfolio. In the event the Board of Directors determines that such a deviation exists for any class of shares of the Portfolio, it will take such corrective action as the Board of Directors deems necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; the redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

THE DISTRIBUTION AGREEMENT

  The Company has entered into a distribution agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. See "Directors and Officers" and "The Investment Advisor" for information as to the affiliation of certain directors and officers of the Company with FMC, AIM and AIM Management.

  The Distribution Agreement provides that FMC has the exclusive right to distribute the shares of each class of the portfolio either directly or through other broker-dealers. The Distribution Agreement also provides that, except as may otherwise be provided in a distribution plan pursuant to Rule 12b-1 adopted by the Company's Board of Directors, FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Company and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Portfolio.

  The Distribution Agreement will continue from year to year, provided that it is specifically approved at least annually by the Company's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Company or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or institutions who sell a minimum dollar amount of the shares of a particular class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus or payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Company has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. The Plan provides that the Company may compensate FMC in connection with the distribution of shares of the Portfolio. Such compensation may be expended when and if authorized by the Board of Directors and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Pursuant to the Plan, the Company may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive compensation from the Portfolio for servicing investors as beneficial owners of shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Company may request on behalf of shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.

  The Plan does not obligate the Company to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Company will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Company.

  The Plan requires the officers of the Company to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Plan.

  With respect to the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class, the amount paid to dealers and financial institutions pursuant to the Plan for the fiscal year ended March 31, 2001 was $10,449, $789, $266,316, $160,848 and $19,467,
respectively, (or an amount equal to 0.08%, 0.50%, 0.25%, 0.80% and 0.16% of the average daily net assets of Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, and Resource Class, respectively). With respect to the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class, FMC received $13,208 as compensation pursuant to the Plan for the fiscal year ended March 31, 2001. As of the date of this Statement of Additional Information the Sweep Class has not commenced operation.


  As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors"). In approving the Plan in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Company and the holders of shares of the applicable classes of the Portfolio. Anticipated benefits that may result from the Plan are: (i) FMC, brokerage firms and financial institutions will provide a shareholder with rapid access to his or her account for the purpose of effecting executions of purchase and redemption orders; (ii) FMC and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (iii) a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio; and (iv) a successful distribution effort will assist FMC in maintaining and increasing the organizational strength needed to service the Portfolio.

  The Plan, unless sooner terminated in accordance with its terms, shall continue in effect as to each applicable class from year to year as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

  FMC is a wholly owned subsidiary of AIM, an indirect wholly owned subsidiary of AMVESCAP PLC. Robert H. Graham, a Director and President of the Company, owns shares of AMVESCAP PLC.


  The Plan may be terminated as to a particular class of the Portfolio by vote of a majority of the Qualified Directors, or by vote of a majority of the holders of the outstanding voting securities of such class. Any change in the Plan that would increase materially the distribution expenses paid by an applicable class requires shareholder approval; otherwise, the Plan may be amended by the directors, including a majority of the Qualified Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

  The Plan complies with the Conduct Rules of the National Association of Securities Dealers, Inc. and provides for payment of a service fee to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of each applicable class of the Portfolio, in amounts of up to 0.25% of the average net assets of such class of the Portfolio attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount and payments to FMC would be characterized as an asset-based sales charge pursuant to the amended Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each applicable class.

BANKING REGULATIONS

  On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. This Act removed the regulatory barriers previously established between banks and bank holding companies, and insurance companies and broker-dealers. Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The amendments revise the definitions of "broker" and "dealer" by removing exclusions from broker-dealer registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, under the amended definition of "broker", a bank may offer participation in "sweep programs" without registering as a broker-dealer. These sweep programs must be invested in a no-load open-end money market mutual fund. If invested in such sweep programs, a bank may separately charge the depositor fees or expenses other than those described in this Statement of Additional Information or in each Portfolio's Prospectus.


                   DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  Dividends with respect to each class of the Portfolio are declared to shareholders of record immediately after 3:00 p.m. Eastern time on the date of declaration. Accordingly, dividends accrue on the first day that a purchase order for shares of a particular class is effective, provided that the purchase order has been accepted prior to 3:00 p.m. Eastern time and payment in the form of federal funds wired has been received by AFS. Dividends do not accrue on the day that a redemption order is effective, unless the redemption is effective after 12:30 p.m. Central time on that day and redemption proceeds have not been wired to the shareholder on the same day. Thus, if a purchase order is accepted prior to 3:00 p.m. Eastern time, the shareholder will receive its pro rata share of dividends beginning with those declared on that day.

  Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value thereof. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to the AFS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern time on that day.

  The dividend accrued and paid for each class of shares of the Portfolio will consist of: (a) interest accrued and original issue discount earned less amortization of premiums, if any, for the Portfolio, allocated based upon such class's pro rata share of the total shares outstanding which relate to the Portfolio, less (b) Company expenses accrued for the applicable dividend period attributable to the Portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

  Should the Company incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio were reduced, or were anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense or loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in each Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in each Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

  The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least (a) 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (b) 90% of its tax-exempt income (net of allocable expenses and amortized bond premium) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

  In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

  In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

  If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

  A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. Undistributed tax-exempt interest on Municipal Securities is not subject to the excise tax. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

  The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

DISTRIBUTIONS

  The Portfolio intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Portfolio's taxable year at least 50% of the Portfolio's total assets consists of Municipal Securities, which are exempt from federal income tax. Distributions from the Portfolio will constitute exempt-interest dividends to the extent of the Portfolio's tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Portfolio are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by the Portfolio of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed below.

  AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" Municipal Securities issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. In addition, exempt-interest dividends derived from all Municipal

Securities, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI. Pursuant to the Taxpayer Relief Act of 1997, certain small corporations are wholly exempt from the AMT.

  Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of the Portfolio is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Portfolio. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Portfolio will likely be subject to tax on dividends paid by the Portfolio which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

  The Portfolio anticipates distributing substantially all of its investment company taxable income, if any, for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the dividends-received deduction for corporations.

  The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss), if any, for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Realized market discount on Municipal Securities purchased after April 30, 1993, will be treated as ordinary income and not as capital gain.

  Distributions by the Portfolio that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.


  Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another AIM Fund). Shareholders electing to reinvest a distribution in additional shares will be treated as receiving a distribution in an amount equal to the net asset value of the shares acquired, determined as of the reinvestment date.

  Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

  The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, if any, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or
(3) who has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." However, The Economic Growth and Tax Relief Reconciliation Act of 2001 reduces the backup withholding rate to 30.5% for distributions made after August 6, 2001 and further provides for a phased reduction to 28% for years 2006 and thereafter.


  Shareholders will be advised annually as to the federal income tax status of distributions made during the year. Shareholders are advised to consult with their tax advisors concerning the impact of the Code on their investments in the Company, and concerning the application of state, local and foreign taxes to investments in the Company, which may differ significantly from the federal income tax consequences described above.

FOREIGN SHAREHOLDERS

  Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

  If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including short-term capital gains) and return of capital distributions will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, capital gain dividends (if any) and exempt-interest dividends.

  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends (if any) and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

  In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions (other than exempt-interest dividends) that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status (however, this rate is reduced to 30.5% after August 6, 2001 and further reduced in phases to 28% for years 2006 and thereafter under the Economic Growth and Tax Relief Reconciliation Act of 2001).


  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Recently proposed regulations may change information provided here. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.


  Foreign persons who file a United States tax return for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service (IRS) for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or transfer agent.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of the Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


  Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

                              FINANCIAL STATEMENTS

                                       FS

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of the Cash Reserve Portfolio and
Board of Directors of AIM Tax Free Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Cash Reserve Portfolio (a portfolio of AIM Tax-Free Investments Co.), including the schedule of investments, as of March 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2000, and the financial highlights for each of the years or periods in the four year period then ended were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those statements and financial highlights.
 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
 In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Reserve Portfolio at March 31, 2001, and the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.


                                       /s/ Ernst & Young LLP

May 10, 2001
Houston, Texas

                         INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Shareholders
Tax-Free Investments Co.:

We have audited the accompanying statement of changes in net assets of the Cash Reserve Portfolio (a portfolio of Tax-Free Investments Co.) for the year ended March 31, 2000 and the financial highlights for each of the years in the four year period then ended. This financial statement and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets of the Cash Reserve Portfolio for the year ended March 31, 2000 and the financial highlights for each of the years in the four year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

May 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS
March 31, 2001

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
SHORT-TERM MUNICIPAL OBLIGATIONS - 100.95%
ALABAMA - 2.30%
Birmingham (City of)(YMCA-Birmingham);
 Public Park and Recreation Board VRD
 Series 1996 RB (LOC-Amsouth Bank of
 Alabama)
  3.60%, 06/01/16(b)                          --  VMIG-1   2,690      2,690,000
-------------------------------------------------------------------------------
Birmingham (City of) Medical Clinic Board
 (University of Alabama Health Services
 Foundation); VRD Series 1991 RB
 (LOC-Amsouth Bank of Alabama)
  3.55%, 12/01/26(b)                         A-1  VMIG-1  14,000     14,000,000
-------------------------------------------------------------------------------
Birmingham (City of) Waterworks & Sewer
 Board; Refunding Series 1992 RB
  6.10%, 01/01/02(c)(d)                      NRR     NRR   1,000      1,040,663
-------------------------------------------------------------------------------
Homewood Medical Clinic Board (Lakeshore
 Foundation Project); VRD Series 2000 RB
 (LOC-Amsouth Bank of Alabama)
  3.55%, 11/01/24(b)                         A-1      --   8,000      8,000,000
===============================================================================
                                                                     25,730,663
===============================================================================
ALASKA - 0.18%
Anchorage (City of); Unlimited Tax Series
 2001 TAN
  3.75%, 12/14/01                           SP-1    MIG1 $ 2,000 $    2,008,213
===============================================================================
ARIZONA - 0.36%
Central Arizona Water Conservation
 District Contract; Series 1991 B RB
  6.50%, 05/01/01(c)(d)                      NRR     NRR   1,000      1,021,698
-------------------------------------------------------------------------------
Tucson (City of); Unlimited Tax Series
 1991 D GO
  6.75%, 07/01/01(c)(d)                      NRR     NRR   2,950      3,005,215
===============================================================================
                                                                      4,026,913
===============================================================================
COLORADO - 0.82%
Arapahoe (County of) Capital Improvement
 Trust Fund; VRD Series 2000 PT 437 P-Floats
  3.55%, 08/31/05(b)(c)(d)(e)               A-1+     NRR   3,995      3,995,000
-------------------------------------------------------------------------------
Arvada (City of) (Water Utility
 Improvements); Refunding VRD Series 2001 RB
  3.80%, 11/01/20(b)(d)                     A-1+      --   1,000      1,000,000
-------------------------------------------------------------------------------
287/42 General Improvement District;
 Ltd. VRD Tax Series 2000 GO (LOC-U.S.
 Bank N.A.)
  3.60%, 12/01/31(b)                         A-1      --   1,750      1,750,000
-------------------------------------------------------------------------------
287/42 General Improvement District;
 Ltd. VRD Tax Series 2000 GO (LOC- U.S.
 Bank N.A.)
  3.60%, 12/01/31(b)                         A-1      --   2,500      2,500,000
===============================================================================
                                                                      9,245,000
===============================================================================

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
CONNECTICUT - 0.00%
Connecticut (State of) Special Tax
 Obligation; Transportation
 Infrastructure VRD Series 1990 (LOC-
 Commerzbank A.G.)
  3.25%, 12/01/10(b)                       A-1  VMIG-1 $    16 $       16,000
=============================================================================
FLORIDA - 7.72%
Capital Projects Financing Authority
 (Capital Projects Loan Program); VRD
 Series 2000 H RB (LOC-Bayerische
 Vereinsbank)
  3.65%, 12/01/30(b)                        --  VMIG-1  10,000     10,000,000
-----------------------------------------------------------------------------
Florida (State of) Capital Trust Agency;
 Multifamily Housing VRD Series 1999
 BRB
  3.60%, 12/01/32(b)(f)                   A-1+      --  40,400     40,400,000
-----------------------------------------------------------------------------
Gulf Breeze (City of) Healthcare
 Facilities (Heritage Health Care Project);
 VRD Series 1999 RB
  3.60%, 01/01/24(b)                        --  VMIG-1   5,800      5,800,000
-----------------------------------------------------------------------------
Halifax Hospital Medical Center;
 Refunding Series 1991 A RB
  6.75%, 10/01/01(c)(d)(g)                 NRR     NRR   3,530      3,659,899
-----------------------------------------------------------------------------
Hollywood (City of) Water & Sewer
 Improvements; Refunding Series 1991 RB
  6.88%, 10/01/01(c)(d)(g)                 NRR     NRR   5,000      5,184,006
-----------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
 Authority (Samuel C. Taylor Foundation
 Project); Refunding VRD Series 1998 RB
 (LOC-Nationsbank N.A.)
  3.60%, 12/01/23(b)(h)                     --      --   2,500      2,500,000
-----------------------------------------------------------------------------
Miami-Dade (County of) Educational
 Facilities Authority (Carlos Albizu
 University Project); VRD Series 2000 RB
 (LOC-Bank of America)
  3.60%, 12/01/25(b)(h)                     --      --   5,000      5,000,000
-----------------------------------------------------------------------------
North Miami (City of) Educational
 Facilities (Miami County Day School
 Project); VRD Series 1999 RB (LOC-Bank
 of America N.A.)
  3.60%, 08/01/19(b)(h)                     --      --   1,850      1,850,000
-----------------------------------------------------------------------------
Orange (County of) Health Facilities
 Authority (Hospital Association
 Health); VRD Series 2000 A RB
  3.65%, 06/01/30(b)(g)                     --  VMIG-1  12,000     12,000,000
=============================================================================
                                                                   86,393,905
=============================================================================
GEORGIA - 3.89%
Burke (County of) Development Authority;
 Commercial Paper Notes Series 1998-A
  3.50%, 04/06/01                         A-1+  VMIG-1   1,000      1,000,000
-----------------------------------------------------------------------------
Cobb (County of) Kennestone Hospital
 Authority (Equipment Pool Project);
 VRD Series 1999 RAC
  3.65%, 04/01/26(b)                      A-1+  VMIG-1  15,000     15,000,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Georgia - (continued)
Columbus (City of) Water & Sewer
 Improvements; Series 1991 RB
  6.88%, 11/01/01(c)(d)                    NRR     NRR $ 2,500 $    2,599,006
-----------------------------------------------------------------------------
De Kalb (County of) Private Hospital
 Authority (Egleston Children's
 Hospital); VRD Series 1994 A RAC (LOC-
 Suntrust Bank)
  3.45%, 03/01/24(b)                      A-1+  VMIG-1      48         48,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
 Georgia); VRD Series 00-01 Class C
  3.55%, 07/01/15(b)(e)                  A-1+c      --   7,000      7,000,000
-----------------------------------------------------------------------------
Floyd (County of) Development Authority
 (Shorter College Project); VRD Series
 1998 RB (LOC-Suntrust Bank)
  3.60%, 06/01/17(b)                      A-1+      --   4,000      4,000,000
-----------------------------------------------------------------------------
South (County of) Hospital Authority
 (Georgia Alliance Community
 Hospitals); VRD Series 1999 A RB
  3.65%, 04/01/29(b)(g)                     --  VMIG-1  13,900     13,900,000
=============================================================================
                                                                   43,547,006
=============================================================================
HAWAII - 0.81%
Eagle Tax Exempt Trust (State of
 Hawaii); VRD Series 2000-1101
  3.55%, 02/01/16(b)(e)(g)               A-1+c      --   6,000      6,000,000
-----------------------------------------------------------------------------
Honolulu (City and County of);
 Unlimited Tax Series 1991 A GO
  6.70%, 08/01/01(c)(d)                    NRR     NRR   3,000      3,064,788
=============================================================================
                                                                    9,064,788
=============================================================================
ILLINOIS - 8.85%
Bear Stearns Municipal Securities Trust
 Certificates (Illinois Sales Tax);
 Class A VRD Series 1998 A-25 RB
  3.60%, 03/15/07(b)(e)                    A-1      --  10,000     10,000,000
-----------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust
 Certificates (Illinois State Toll
 Highway Authority); Refunding Class A
 VRD Series 1998-67 RB
  3.60%, 02/15/12(b)(e)(g)                 A-1      --  11,700     11,700,000
-----------------------------------------------------------------------------
Chicago (City of); MERLOTS Ltd. VRD
 Series 2000 A12 GO
  3.59%, 01/01/23(b)(e)(g)                  --  VMIG-1  10,000     10,000,000
-----------------------------------------------------------------------------
Du Page & Will (Counties of) Community
 School District #204; Unlimited Tax
 Series 1993 GO
  4.95%, 12/30/01(g)                       AAA     Aaa   1,000      1,012,727
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
 Illinois); VRD Series 2000-1304 Class
 A COP
  3.55%, 06/01/19(b)(e)(g)               A-1+c      --   7,340      7,340,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Cook County
 Regional Transportation Authority);
 VRD Series 2000-1301
  3.55%, 07/01/23(b)(e)(g)               A-1+c      --  14,000     14,000,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Illinois - (continued)
East Peoria (City of) (Radnor/East
 Peoria Partnership Project);
 Multifamily Housing VRD Series 1983 RB
 (LOC-Bank of America NT)
  3.75%, 06/01/08(b)                        --     Aa1 $ 4,695 $    4,695,000
-----------------------------------------------------------------------------
Illinois Development Finance Authority
 (American Youth Hostels Project); VRD
 Series 1998 RB (LOC-Bank of America NT)
  3.55%, 09/01/28(b)                      A-1+      --   1,000      1,000,000
-----------------------------------------------------------------------------
Illinois Development Finance Authority
 (Chicago Commons Association Project);
 VRD Series 1999 RB (LOC-Bank of America
 NT)
  3.55%, 01/01/29(b)                      A-1+      --   4,000      4,000,000
-----------------------------------------------------------------------------
Illinois Development Finance Authority
 (Jewish Charities Program); VRD Series
 2000 A RAN (LOC-Harris Trust & Savings
 Bank)
  3.55%, 06/29/01(b)                      A-1+      --   4,190      4,190,000
-----------------------------------------------------------------------------
Illinois Development Finance Authority
 (Local Government Financing Program);
 VRD Series 1999 A RB
  3.65%, 09/01/29(b)(g)                     --  VMIG-1  10,000     10,000,000
-----------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Friendship Village of Schaumburg); VRD
 Series 1997 B RB (LOC-Lasalle National
 Bank)
  3.52%, 12/01/21(b)                      A-1+      --  10,000     10,000,000
-----------------------------------------------------------------------------
Illinois Sales Tax; Series 1991 N RB
  7.00%, 06/15/01(c)(d)                    NRR     NRR   1,685      1,729,714
-----------------------------------------------------------------------------
Illinois Sales Tax; Series 1999 Z RB
  4.00%, 06/15/01                          AAA     Aa2   1,980      1,983,181
-----------------------------------------------------------------------------
University of Illinois; MERLOTS VRD
 Series 2000 S RB
  3.59%, 04/01/30(b)(e)(g)                  --  VMIG-1   7,400      7,400,000
=============================================================================
                                                                   99,050,622
=============================================================================
INDIANA - 0.49%
Auburn (City of) (Sealed Power Corp.
 Project) Development VRD Series 1985 RB
 (LOC-NBD Bank)
  3.35%, 07/01/10(b)                        --  VMIG-1   1,200      1,200,000
-----------------------------------------------------------------------------
Indiana Bond Bank (Short Term Revolving
 Fund Program); Gtd. Series 1993 A RB
  5.80%, 02/01/02                          AAA      --     800        814,637
-----------------------------------------------------------------------------
Indiana Health Facilities Financing
 Authority (Community Hospital
 Projects); Hospital VRD Series 2000 A
 RB (LOC-Bank of America)
  3.55%, 07/01/28(b)                      A-1+      --     433        433,000
-----------------------------------------------------------------------------
Lake (County of) (Correctional
 Facilities Improvement);
 Unlimited Tax Series 1999 GO
  4.13%, 01/15/02(g)                       AAA     Aaa   1,000      1,007,094
-----------------------------------------------------------------------------
Sullivan (City of) National Rural
 Utilities; Commercial Paper Notes
 Series L-5
  2.85%, 04/04/01                         A-1+     P-1   2,000      2,000,000
=============================================================================
                                                                    5,454,731
=============================================================================

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)     VALUE
IOWA - 2.24%
Dubuque (County of) (Sisters of Mercy
 Health Corp.); Hospital Series 1991 L RB
  7.00%, 08/15/01(c)(d)(g)                   NRR     NRR $ 5,305 $  5,481,258
-----------------------------------------------------------------------------
Iowa Finance Authority (YMCA of Greater
 Des Moines); Economic Development VRD
 Series 2000 RB (LOC-Wells Fargo Bank
 N.A.)
  3.60%, 06/10/10(b)(i)                       --      --   4,000    4,000,000
-----------------------------------------------------------------------------
Iowa Higher Education Loan Authority
 (Grand View College Project); Private
 College Facilities VRD Series 2000 RB
 (LOC-Firstar Bank N.A.)
  3.90%, 10/01/25(b)                        A-1+      --   2,000    2,000,000
-----------------------------------------------------------------------------
Iowa Higher Education Loan Authority
 (Wartburg Theological Seminary Project);
 Private College Facilities VRD Series
 2000 RB (LOC-Allied Irish Bank PLC)
  3.85%, 03/01/30(b)                          --  VMIG-1   3,700    3,700,000
-----------------------------------------------------------------------------
Iowa School Corp. (Iowa School Cash
 Anticipation Program); Warrant Ctfs.
 Series 2000 A
  5.50%, 06/22/01(g)                       SP-1+   MIG-1   4,000    4,008,680
-----------------------------------------------------------------------------
Mount Vernon (City of) (Cornell College
 Project); Private College VRD
 Series 1985 RB (LOC-First Bank N.A.)
  3.60%, 10/01/15(b)                          --  VMIG-1   2,800    2,800,000
-----------------------------------------------------------------------------
Polk (County of);
 Hospital Equipment & Improvement VRD
 Series 1985 RB
  3.60%, 12/01/05(b)(g)                      A-1  VMIG-1   3,070    3,070,000
=============================================================================
                                                                   25,059,938
=============================================================================
KANSAS - 1.69%
Kansas Development Finance Authority
 (Hays Medical Center);
 VRD Series 2000 N RB (LOC-Firstar Bank)
  3.85%, 05/15/26(b)                          --  VMIG-1  14,555   14,555,000
-----------------------------------------------------------------------------
Wichita (City of) (YMCA of Wichita
 Project); Recreational Facilities
 VRD Series 1998 XI RB (LOC-Bank of
 America NT)
  3.60%, 08/01/09(b)                        A-1+      --   4,400    4,400,000
=============================================================================
                                                                   18,955,000
=============================================================================
KENTUCKY - 3.88%
Kentucky Area Developing Districts
 Financing Trust (Weekly Acquisition
 Lease Program); VRD Series 2000 RB
  3.55%, 06/01/33(b)                         A-1      --  24,400   24,400,000
-----------------------------------------------------------------------------
Kentucky Association of Counties Advance
 Revenue/Cash Flow Borrowings; Series
 2000 TRAN
  5.00%, 06/29/01                          SP-1+      --   5,000    5,005,831
-----------------------------------------------------------------------------
Kentucky Infrastructure Authority
 (Revolving Fund Program);
 Series 1991 E RB
  6.40%, 06/01/01(c)(d)                      NRR     NRR   1,000    1,024,635
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)     VALUE
Kentucky - (continued)
Kentucky Interlocal School Transportation
 Association; Series 2000 TRAN
  5.00%, 06/29/01                          SP-1+      -- $10,000 $ 10,014,003
-----------------------------------------------------------------------------
Kentucky Rural Water Finance Corp.
 (Public Project Construction Notes);
 Unlimited Tax Series 2000 GO
  5.00%, 02/01/02                             --   MIG-1   3,000    3,043,770
=============================================================================
                                                                   43,488,239
=============================================================================
LOUISIANA - 0.53%
Eagle Tax Exempt Trust (City of New
 Orleans); VRD Series 2000-1801
  3.55%, 12/01/21(b)(e)(g)                  A-1+      --   6,000    6,000,000
=============================================================================
MARYLAND - 1.10%
Howard (County of) (Construction & Public
 Improvement); Unlimited Tax Series 2000
 A GO
  4.50%, 02/15/02                            AAA     Aaa   1,000    1,011,880
-----------------------------------------------------------------------------
Maryland Economic Development Corp.
 (Legal Aid Bureau Inc. Facility); VRD
 Series 2001 RB
  3.55%, 02/01/21(b)                         A-1      --   3,000    3,000,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program (Washington
 Suburban Sanitary District); Floating
 Rate Trust Ctfs. Unlimited Tax VRD
 Series 2000-246 GO
  3.58%, 06/01/09(b)(e)                       --  VMIG-1   8,305    8,305,000
=============================================================================
                                                                   12,316,880
=============================================================================
MAINE - 0.27%
Eagle Tax Exempt Trust (Maine Turnpike);
 VRD Series 2000-1901
  3.55%, 07/01/30(b)(e)(g)                 A-1+c      --   3,000    3,000,000
=============================================================================
MASSACHUSETTS - 1.75%
Massachusetts; Unlimited Refunding Tax
 Series 1995 GO
  4.90%, 07/01/01                            AA-     Aa2   2,500    2,507,117
-----------------------------------------------------------------------------
Massachusetts State Health & Educational
 Facilities Authority (Capital Assets Program);
 VRD Series 1985 D RB
  3.70%, 01/01/35(b)                        A-1+  VMIG-1  12,000   12,000,000
-----------------------------------------------------------------------------
Massachusetts State Health & Educational
 Facilities Authority (Fallon Healthcare System);
 Series 1991 A RB
  6.75%, 06/01/01(c)(d)(g)                   NRR     NRR   5,000    5,118,593
=============================================================================
                                                                   19,625,710
=============================================================================
MICHIGAN - 6.63%
Bear Stearns Municipal Securities Trust
 Ctfs., Detroit (City of) Sewage Disposal
 Systems; Refunding VRD Series 1999-81
 Class A RB
  3.60%, 10/01/02(b)(e)(g)                 A-1+c      --  15,000   15,000,000
-----------------------------------------------------------------------------
Dearborn Michigan Economic Development
 (Henry Ford Village Inc.); Ltd. Tax
 Obligation VRD Series 1998 RB (LOC-
 Comerica Bank)
  3.55%, 10/01/23(b)(i)                       --      --   9,800    9,800,000
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)     VALUE
Michigan - (continued)
Detroit (City of) Water Supply System;
 Sr. Lien MERLOTS VRD Series 1999 D RB
  3.59%, 07/01/29(b)(e)(g)                    --  VMIG-1 $10,000 $ 10,000,000
-----------------------------------------------------------------------------
Farmington Hills Hospital Finance
 Authority (Botsford General Hospital);
 VRD Hospital Series 1991 B RB
  3.85%, 02/15/16(b)(g)                      A-1  VMIG-1   3,000    3,000,000
-----------------------------------------------------------------------------
Jackson County Economic Development Corp.
 (Sealed Power Corp.); Economic
 Development Refunding VRD Series 1984 RB
 (LOC-NBD Bank)
  3.35%, 10/01/19(b)                          --  VMIG-1   1,000    1,000,000
-----------------------------------------------------------------------------
Kent (County of) (Refuse Disposal System);
 Refunding Ltd. Tax Series 1997 A GO
  4.63%, 11/01/01                            AAA     Aaa   1,415    1,424,074
-----------------------------------------------------------------------------
Michigan Municipal Bond Authority (School
 Loan Bond Program); Series 1998 RB
  5.00%, 12/01/01                             AA     Aa1   2,000    2,020,510
-----------------------------------------------------------------------------
Michigan State Hospital Finance Authority
 (Daughters of Charity); Series 1991 RB
  7.00%, 11/01/01(c)(d)                      NRR     NRR   5,000    5,207,324
-----------------------------------------------------------------------------
Michigan State Hospital Finance Authority
 (Mercy Mount Clemens Corp.); Series 1992
 RB
  6.00%, 05/15/01(c)(d)                      NRR     NRR   3,000    3,005,067
-----------------------------------------------------------------------------
Michigan State Housing Development
 Authority; Ltd. Tax Obligation VRD TEAMS
 Series 1985 RB (LOC-Bank One Michigan)
  3.60%, 12/01/07(b)                          --  VMIG-1   4,050    4,050,000
-----------------------------------------------------------------------------
Michigan Strategic Fund (Detroit Science
 Center Project); VRD Series 2000 RB
 (LOC-Bank One Michigan)
  3.55%, 01/01/31(b)                          --  VMIG-1  11,800   11,800,000
-----------------------------------------------------------------------------
Michigan Strategic Fund (Leader Dogs for
 the Blind); Ltd. Tax Obligation VRD
 Series 2000 RB (LOC-Comerica Bank)
  3.55%, 02/01/10(b)(i)                       --      --   4,350    4,350,000
-----------------------------------------------------------------------------
Michigan Strategic Fund (260 Brown St.
 Associates Project); Convertible Ltd. Tax
 Obligation VRD Series 1985 RB (LOC-
 Comerica Bank)
  3.55%, 10/01/15(b)                          --  VMIG-1   3,580    3,580,000
=============================================================================
                                                                   74,236,975
=============================================================================
MINNESOTA - 1.29%
Egan (City of) (Aspenwoods of Eagan
 Project); Multifamily Housing Refunding
 VRD Series 1994 RB
  3.55%, 01/01/26(b)                         A-1      --   1,400    1,400,000
-----------------------------------------------------------------------------
Rochester (City of) Health Care
 Facilities; Commercial Paper Notes
 Series 88-F
  3.05%, 05/23/01                           A-1+      --  13,000   13,000,000
=============================================================================
                                                                   14,400,000
=============================================================================

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
MISSISSIPPI - 0.44%
Mississippi Business Finance Corp.
 (Mississippi College Project);
 Refunding VRD Series 1999 B RB
 (LOC-Bank of America N.A.)
  3.55%, 02/01/09(b)(h)                     --      -- $ 4,900 $    4,900,000
=============================================================================
MISSOURI - 0.63%
Boone (County of) (Boone Hospital Center
 Project); Hospital VRD Series 2000 C RB
 (LOC-Firstar Bank N.A.)
  3.60%, 08/15/20(b)                        --  VMIG-1   1,000      1,000,000
-----------------------------------------------------------------------------
Kansas (City of) Industrial Development
 Authority (Baptist Health System);
 Hospital VRD Series 1988 A RB
 (LOC-Bank of America N.A.)
  3.60%, 08/01/18(b)                        --  VMIG-1   2,705      2,705,000
-----------------------------------------------------------------------------
Kansas City (City of) Municipal
 Assistance Corp. (H. Roe Bartle);
 Leasehold Improvement Series 1991 B RB
  6.63%, 04/15/01(c)(d)(g)                 NRR     NRR   1,225      1,250,596
-----------------------------------------------------------------------------
Missouri Health and Educational
 Facilities Authority (Rockhurst College
 Project); Educational Facilities VRD
 Series 1995 RB (LOC-AIB Group)
  3.55%, 11/01/25(b)                        --     Aa3   1,100      1,100,000
-----------------------------------------------------------------------------
Missouri Higher Education Loan
 Authority; Sr. Student Loan
 Series 1997 N RB
  4.60%, 02/15/02                           --     Aaa   1,000      1,011,931
=============================================================================
                                                                    7,067,527
=============================================================================
NEW HAMPSHIRE - 0.16%
New Hampshire; Unlimited Tax Series 1991
 A GO
  6.60%, 06/15/01(c)(d)                    NRR     NRR   1,720      1,765,769
=============================================================================
NEVADA - 1.65%
Clark (County of) School District;
 Unlimited Tax VRD GO
  3.75%, Series 2001 A 06/15/21(b)(g)     A-1+  VMIG-1   2,200      2,200,000
-----------------------------------------------------------------------------
  3.85%, Series 2001 B 06/15/21(b)(g)     A-1+  VMIG-1   3,500      3,500,000
-----------------------------------------------------------------------------
Las Vegas Valley (City of) Water
 District (SNWA Water Supply);
 Commercial Paper Notes Series A
  3.25%, 05/30/01                         A-1+     P-1  11,000     11,000,000
-----------------------------------------------------------------------------
Reno (City of) Hospital (St. Mary's
 Health Care Group); Series 1991 A RB
  6.70%, 07/01/01(c)(d)(g)                 NRR     NRR   1,700      1,742,718
=============================================================================
                                                                   18,442,718
=============================================================================
NORTH CAROLINA - 0.95%
North Carolina Educational Facilities
 Financing Agency (Charlotte Day
 School); Educational Facilities VRD
 Series 2000 RB (LOC-Bank of America
 N.A.)
  3.55%, 08/01/20(b)(h)                     --      --   1,000      1,000,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
North Carolina - (continued)
North Carolina Medical Care Community
 Hospital (Carolina Medicorp Project);
 Series 1991 RB
  6.00%, 05/01/01(c)(d)                    NRR     NRR $ 2,000 $    2,002,947
-----------------------------------------------------------------------------
North Carolina Medical Care Community
 Hospital (Lincoln Health Systems
 Project); VRD Series 1996 A RB (LOC-
 Bank of America N.A.)
  3.55%, 04/01/16(b)                      A-1+      --   2,100      2,100,000
-----------------------------------------------------------------------------
North Carolina Medical Care Community
 Hospital (Pooled Equipment Funding
 Project); ACES VRD Series 1985 RB
  3.45%, 12/01/25(b)(g)                    A-1  VMIG-1   5,500      5,500,000
=============================================================================
                                                                   10,602,947
=============================================================================
OHIO - 0.76%
Bay Village (City of) School District;
 Series 2001 BAN
  3.75%, 06/01/01(i)                        --      --   2,000      2,002,321
-----------------------------------------------------------------------------
Bay Village (City of) School District;
 Unlimited Tax Series 2000 BAN
  4.75%, 06/01/01(i)                        --      --   3,000      3,002,956
-----------------------------------------------------------------------------
Hamilton (County of) (Health Alliance of
 Greater Cincinnati); Hospital
 Facilities VRD Series 1997 E RB
  3.40%, 01/01/18(b)                      A-1+  VMIG-1     775        775,000
-----------------------------------------------------------------------------
Marion (County of) (Pooled Lease
 Program); Hospital Improvement VRD
 Series 1992 RB (LOC-Bank One Akron
 N.A.)
  3.55%, 10/01/22(b)                       A-1      --     930        930,000
-----------------------------------------------------------------------------
Ohio Housing Financing Agency (Kenwood
 Congregate Retirement Community
 Project); Multifamily Housing VRD
 Series 1985 RB (LOC-Morgan Guaranty
 Trust)
  4.25%, 12/01/15(b)                        --  VMIG-1     756        756,000
-----------------------------------------------------------------------------
Ohio State Public Facilities Commission
 (Higher Education Facilities); Series
 1991 II-A RB
  6.30%, 05/01/01(c)(d)(g)                 NRR     NRR   1,000      1,021,538
=============================================================================
                                                                    8,487,815
=============================================================================
OKLAHOMA - 4.64%
Claremore (City of) Public Works
 Authority; Refunding Capital
 Improvement Series 2000 RB
  5.50%, 06/01/01(d)                        --     Aaa   1,065      1,066,026
-----------------------------------------------------------------------------
Enid (City of) Municipal Authority;
 Refunding Sales Tax & Utility
 Series 1992 RB
  6.20%, 02/01/02(c)(d)(g)                 NRR     NRR   1,500      1,565,296
-----------------------------------------------------------------------------
Grand River Dam Authority; Refunding
 Series 1993 RB
  5.00%, 06/01/01(g)                       AAA     Aaa     850        851,873
-----------------------------------------------------------------------------
Oklahoma (City of) Industrial & Cultural
 Facilities (Oklahoma City University
 Project); VRD Series 1985 RB
  3.70%, 08/01/15(b)                        --  VMIG-1   8,500      8,500,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Oklahoma - (continued)
Oklahoma (County of) Finance Authority
 (Oklahoma County Housing
 Preservation); Series 2000 RB
  3.60%, 01/01/33(b)                      A-1+      -- $15,000 $   15,000,000
-----------------------------------------------------------------------------
Oklahoma Development Financing
 Authority (Oklahoma Hospital
 Association); VRD Series 1999 A RB
  3.65%, 06/01/29(b)                      A-1+      --  22,795     22,795,000
-----------------------------------------------------------------------------
Oklahoma Water Resources Board (Clean
 Water Short-Term Revolving Fund);
 Series 2001 RB
  4.00%, 10/01/01                        SP-1+      --   1,100      1,104,587
-----------------------------------------------------------------------------
Washington (County of) Medical
 Authority (Jane Phillips Medical
 Center Project); Refunding Series 1996
 RB
  4.75%, 11/01/01(g)                       AAA      --   1,055      1,063,694
=============================================================================
                                                                   51,946,476
=============================================================================
OREGON - 0.11%
Clackamas (County of) (Willamette View
 Inc. Project); Hospital Facilities
 Series 1991 RB (LOC-U.S. National Bank
 of Oregon)
  7.00%, 11/15/01(c)(d)                    NRR     NRR   1,150      1,198,370
=============================================================================
PENNSYLVANIA - 6.73%
Allegheny (County of); Refunding
 Unlimited Tax VRD Series 2000 C-50 GO
  4.50%, 05/01/01(b)                       A-1  VMIG-1  20,000     20,000,000
-----------------------------------------------------------------------------
Allegheny (County of); Unlimited Tax
 Series 2000 C-51 GO
  4.25%, 05/01/01(b)                       A-1  VMIG-1   4,000      4,000,000
-----------------------------------------------------------------------------
Bedford (County of) Industrial
 Development Authority (Seton Co.); VRD
 Series 1985 IDR (LOC-First Union
 National Bank)
  3.50%, 11/01/05(b)                       A-1      --   2,500      2,500,000
-----------------------------------------------------------------------------
Bethlehem (City of) Water Authority;
 Series 1992 RB
  6.25%, 11/15/01(c)(d)(g)                 NRR     NRR   2,000      2,039,737
-----------------------------------------------------------------------------
Dauphin (County of) General Authority
 (Education & Health Loan Program); VRD
 Series 1997 RB
  3.53%, 11/01/17(b)(g)                     --  VMIG-1   9,700      9,700,000
-----------------------------------------------------------------------------
Dauphin (County of) General Authority
 (School District Funding Program II);
 Series 1997 RB
  4.45%, 09/01/01(d)(g)                    NRR     NRR   4,550      4,559,255
-----------------------------------------------------------------------------
East Hempfield (Township) Industrial
 Development Authority (The Mennonite
 Home Project); VRD Series 2000 RB
 (LOC-Northern Trust Company)
  3.55%, 06/01/25(b)                      A-1+      --   4,000      4,000,000
-----------------------------------------------------------------------------
Franklin (County of) Industrial
 Development Authority (Chambersburg
 Hospital); Health Care VRD Series 2000
 RB
  3.55%, 12/01/24(b)(g)                    A-1      --   5,500      5,500,000
-----------------------------------------------------------------------------
Lancaster (County of); Unlimited Tax
 VRD Series 2000 GO
  3.53%, 05/01/30(b)(g)                   A-1+      --   3,700      3,700,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Pennsylvania - (continued)
Lebanon (County of) Health Facilities
 (United Church of Christ Homes); VRD
 Series 1997 RB (LOC-Allfirst Bank)
  3.55%, 12/01/22(b)                       A-1      -- $ 3,900 $    3,900,000
-----------------------------------------------------------------------------
Pennsylvania Higher Educational
 Facilities Authority (Temple
 University); College & University
 First Series 1991 RB
  6.50%, 04/01/01(c)(d)(g)                 NRR     NRR   1,320      1,346,522
-----------------------------------------------------------------------------
Schuylkill (County of); Unlimited Tax
 VRD Series 2000 GO
  3.53%, 09/01/15(b)(g)                    A-1      --   8,000      8,000,000
-----------------------------------------------------------------------------
University of Pittsburgh of the
 Commonwealth System of Higher
 Education (Pittsburgh Asset Notes-
 Panthers); Refunding Series 2001 RB
  4.00%, 04/04/02                        SP-1+   MIG-1   2,500      2,519,456
-----------------------------------------------------------------------------
Washington (County of) Authority
 (Municipal Facilities Lease); VRD
 Series 1985 B-1 Subseries C RB (LOC-
 Allied Irish Bank PLC)
  3.53%, 12/15/18(b)                       A-1      --   3,600      3,600,000
=============================================================================
                                                                   75,364,970
=============================================================================
RHODE ISLAND - 1.35%
Eagle Tax Exempt Trust (Rhode Island &
 Providence); Refunding VRD Series
 943901 Class A COP
  3.55%, 06/15/07(b)(e)(g)               A-1+c      --  15,175     15,175,000
=============================================================================
SOUTH CAROLINA - 1.75%
Eagle Tax Exempt Trust (South Carolina
 State Public Service Authority); VRD
 Series 2000-4001
  3.55%, 01/01/22(b)(e)(g)               A-1+c      --  10,100     10,100,000
-----------------------------------------------------------------------------
South Carolina Educational Facilities
 Authority for Private Nonprofit
 Institutions (The Allen University
 Project); VRD Series 1998 RB (LOC-Bank
 of America N.A.)
  3.60%, 09/01/18(b)                      A-1+      --   2,000      2,000,000
-----------------------------------------------------------------------------
South Carolina Jobs Economic
 Development Authority (The Lowman Home
 Inc. Project); Health Facilities
 Series 1996 RB
  6.63%, 12/01/01(c)(d)                    NRR     NRR   1,000      1,035,515
-----------------------------------------------------------------------------
South Carolina Public Service
 Authority; MERLOTS VRD
 Series 2000 L RB
  3.59%, 01/01/22(b)(e)(g)                  --  VMIG-1   6,500      6,500,000
=============================================================================
                                                                   19,635,515
=============================================================================
TENNESSEE - 11.06%
Clarksville Public Building Authority;
 VRD Funding Series 2001 RB (LOC-Bank
 of America N.A.)
  3.55%, 07/01/16(b)                        --  VMIG-1  13,795     13,795,000
-----------------------------------------------------------------------------
Clarksville Public Building Authority
 (Tennessee Municipal Bond Fund); VRD
 Pooled Funding RB (LOC-Bank of America
 N.A.)
  3.55%, Series 1997 11/01/27(b)            --  VMIG-1 $10,000     10,000,000
-----------------------------------------------------------------------------
  3.55%, Series 1999 06/01/29(b)            --  VMIG-1   1,800      1,800,000
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
Tennessee - (continued)
Eagle Tax Exempt Trust (Chattanooga); VRD
 Series 2000-4202
  3.55%, 10/01/27(b)(e)(g)                 A-1+c      -- $ 6,000 $    6,000,000
-------------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade Center Hotel
 Associates #2); Refunding VRD Series
 1998 B IDR (LOC-Mellon Bank N.A.)
  3.65%, 09/01/16(b)                          --  VMIG-1   4,242      4,242,250
-------------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade Center Hotel
 Associates #3); Refunding VRD Series
 1998 C IDR (LOC-Mellon Bank N.A.)
  3.65%, 09/01/16(b)                          --  VMIG-1   4,842      4,842,250
-------------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade Center Hotel
 Associates #4); Refunding VRD Series
 1998 D IDR (LOC-Mellon Bank N.A.)
  3.65%, 09/01/16(b)                          --  VMIG-1   3,587      3,587,750
-------------------------------------------------------------------------------
Hamilton (County of) (Tennessee
 Aquarium); VRD Series 1991 RB (LOC-Bank
 of America)
  3.55%, 07/01/21(b)                        A-1+      --   3,000      3,000,000
-------------------------------------------------------------------------------
Memphis (City of) Health Education &
 Housing Facility Board (American
 International Group Inc.); Multifamily
 Program VRD Series 2000 RB
  3.60%, 08/01/32(b)                        A-1+      --  10,000     10,000,000
-------------------------------------------------------------------------------
Montgomery (County of) Public Building
 Authority (Montgomery County LN); Pooled
 Funding Government Obligation VRD Series
 1995 RB (LOC-Bank of America N.A.)
  3.55%, 07/01/15(b)                        A-1+      --   4,530      4,530,000
-------------------------------------------------------------------------------
Nashville and Davidson Counties
 Industrial Development Board of the
 Metropolitan Government (Amberwood, Ltd.
 Project); Multifamily Housing Refunding
 IDR (LOC-Commerzbank A.G.)
  3.75% VRD Series 1993 A, 07/01/13(b)      A-1+     P-1   2,050      2,050,000
-------------------------------------------------------------------------------
  3.75% VRD Series 1993 B, 07/01/13(b)      A-1+     P-1   1,755      1,755,000
-------------------------------------------------------------------------------
Nashville and Davidson Counties
 Industrial Development Board of the
 Metropolitan Government (West Meade
 Place Project); Refunding VRD Series
 1993 RB
  3.55%, 10/01/15(b)                        A-1+      --   2,910      2,910,000
-------------------------------------------------------------------------------
Sevier (County of) Public Building
 Authority (Local Government Public
 Improvement); RB
  3.50%, VRD Series 1995 B-2 06/01/06(b)      --  VMIG-1   3,285      3,285,000
-------------------------------------------------------------------------------
  3.50%, VRD Series 1995 A-2
   06/01/10(b)(g)                             --  VMIG-1   3,695      3,695,000
-------------------------------------------------------------------------------
  3.50%, VRD Series 1995 A 06/01/15(b)(g)     --  VMIG-1   4,840      4,840,000
-------------------------------------------------------------------------------
  3.90%, VRD Series 2000 IV B-7
   06/01/20(b)(g)                             --  VMIG-1   3,200      3,200,000
-------------------------------------------------------------------------------
  3.90%, VRD Series 1999 IV A-3
   06/01/20(b)(g)                             --  VMIG-1   3,300      3,300,000
-------------------------------------------------------------------------------
  3.90%, VRD Series 2000 IV-4
   06/01/21(b)(g)                             --  VMIG-1   1,600      1,600,000
-------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Tennessee - (continued)
Sevier (County of) Public Building
 Authority (Local Government Public
 Improvement); RB - (continued)
  3.90%, VRD Series 2000 IV-1
   06/01/23(b)(g)                           --  VMIG-1 $11,150 $   11,150,000
-----------------------------------------------------------------------------
  3.90%, VRD Series 2000 IV F-1
   06/01/25(b)(g)                           --  VMIG-1   7,200      7,200,000
-----------------------------------------------------------------------------
  3.90%, VRD Series 2000 IV E-1
   06/01/30(b)(g)                           --  VMIG-1   6,000      6,000,000
-----------------------------------------------------------------------------
Shelby (County of) Health & Education
 (Baptist Memorial Hospital);
 Commercial Paper Notes (LOC-Bank of
 America)
  4.15%, 04/27/01                         A-1+      --   3,500      3,500,000
-----------------------------------------------------------------------------
  4.15%, 06/13/01                         A-1+      --   7,500      7,500,000
=============================================================================
                                                                  123,782,250
=============================================================================
TEXAS - 13.52%
Arlington (City of) Independent School
 District; Unlimited Tax Series 1991 GO
  6.38%, 08/15/01                           --     Aaa   1,010      1,021,627
-----------------------------------------------------------------------------
Bexar (County of) Texas Housing Finance
 Authority (Fountainhead Apartments);
 Refunding Multifamily Housing VRD
 Series 1996 RB
  3.45%, 09/15/26(b)                      A-1+      --     989        989,000
-----------------------------------------------------------------------------
Collin (County of); Ltd. Tax Note
 Series 2001 GO
  4.38%, 02/15/02                          AA+     Aaa   1,470      1,482,243
-----------------------------------------------------------------------------
Dallas (City of) Water & Sewer;
 Commercial Paper Notes Series B
  4.15%, 04/05/01                         A-1+     P-1   4,454      4,454,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston
 Airport); VRD Series 2000-4307
  3.55%, 07/01/28(b)(e)(g)               A-1+c      --  15,750     15,750,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston Higher
 Education Finance Corp.-Rice
 University); VRD Series 2001-4303
 Series A
  3.55%, 11/15/29(b)(e)                  A-1+c      --   2,500      2,500,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston Water &
 Sewer); VRD Series 974305 Class A
  3.55%, 12/01/27(b)(e)(g)               A-1+c      --  14,005     14,005,000
-----------------------------------------------------------------------------
Fort Worth (City of); Commercial Paper
 Notes Series B
  3.00%, 04/04/01                         A-1+     P-1  10,655     10,655,000
-----------------------------------------------------------------------------
Garland (City of); Refunding Ltd. Tax
 Series 1992 GO
  5.80%, 08/15/01                           AA     Aa2   2,000      2,016,832
-----------------------------------------------------------------------------
Grand Prairie (City of) Sports Facility
 Development Corp.; Refunding Sales Tax
 Series 1999 B RB
  4.00%, 09/15/01(d)                        --     Aaa   1,015      1,018,866
-----------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Gulf Coast Regional
 Blood Center Project); VRD Series 1992
 RB (LOC-Texas Commerce Bank N.A.)
  3.65%, 04/01/17(b)                      A-1+      --   3,050      3,050,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Texas - (continued)
Harris (County of) Toll Road; Floating
 Trust Series 2000 N1 Regulation D
  3.55%, 08/01/03(b)(e)                     --  VMIG-1 $10,000 $   10,000,000
-----------------------------------------------------------------------------
Houston (City of); Commercial Paper
 Notes Series C
  2.40%, 04/09/01                         A-1+     P-1   2,000      2,000,000
-----------------------------------------------------------------------------
Houston (City of) Independent School
 District; Ltd. Public Property
 Contractual Obligations Tax Series
 1998 GO
  4.00%, 07/15/01                           AA     Aa3   1,000      1,002,069
-----------------------------------------------------------------------------
Lower Colorado River Authority; VRD
 Series 1999 PT 1186 P-Floats
  4.45%, 05/15/19(b)(e)(g)               A-1+c      --  14,480     14,480,000
-----------------------------------------------------------------------------
North Central Texas Health Facility
 Development Corp. (Baylor Health Care
 System); Series 1992 A RB
  6.00%, 05/15/01                          AA-     Aa3   1,805      1,810,263
-----------------------------------------------------------------------------
Northside Independent School District;
 Refunding Unlimited Tax Series 2001 GO
  5.00%, 02/15/02                          AAA     Aaa   2,860      2,903,501
-----------------------------------------------------------------------------
Richardson (City of); Ltd. Ctfs.
 Obligation Tax Series 1999 GO
  5.15%, 02/15/02                          AA+     Aa1   1,300      1,321,613
-----------------------------------------------------------------------------
Richardson (City of) Independent School
 District; Refunding Unlimited Tax
 Series 1998 GO
  5.00%, 02/15/02                          AAA     Aaa   2,500      2,537,272
-----------------------------------------------------------------------------
San Antonio (City of) Electric & Gas;
 Commercial Paper Notes Series A (LOC-
 Bank of New York)
  3.00%, 04/03/01                         A-1+     P-1  15,000     15,000,000
-----------------------------------------------------------------------------
  4.15%, 04/05/01                         A-1+     P-1  14,100     14,100,000
-----------------------------------------------------------------------------
San Antonio (City of) Electric & Gas;
 Refunding RB
  4.40%, Series 1994 02/01/02               AA     Aa1   1,810      1,826,769
-----------------------------------------------------------------------------
  5.00%, Series 1998 A 02/01/02             AA     Aa1   2,500      2,529,858
-----------------------------------------------------------------------------
Tarrant (County of); Ltd. Ctfs.
 Obligation Tax Series 1997 A GO
  4.35%, 07/15/01                          AAA     Aaa   1,000      1,003,148
-----------------------------------------------------------------------------
Texas A&M University (Financing
 Systems); Refunding Series 1997 RB
  5.25%, 05/15/01                          AA+     AA1   1,000      1,001,127
-----------------------------------------------------------------------------
Texas (State of); Series 2000 TRAN
  5.25%, 08/31/01                        SP-1+   MIG-1  15,000     15,058,380
-----------------------------------------------------------------------------
Texas Public Finance Authority;
 Commercial Paper Notes Series B
  3.20%, 04/05/01                         A-1+     P-1   2,700      2,700,000
-----------------------------------------------------------------------------
Trinity River Industrial Development
 Authority (Radiation Sterilizers, Inc.
 Project); VRD IDR (LOC-Comerica Bank)
  3.60%, Series 1985 A 11/01/05(b)         A-1      --     500        500,000
-----------------------------------------------------------------------------
  3.60%, Series 1985 B 11/01/05(b)         A-1      --   1,650      1,650,000
-----------------------------------------------------------------------------
University of Texas Board of Regents;
 Commercial Paper Notes Series A
  3.10%, 05/08/01                         A-1+     P-1   3,002      3,002,000
=============================================================================
                                                                  151,368,568
=============================================================================

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
UTAH - 0.30%
Davis (County of) School District;
 Unlimited Tax Series 1991 GO
  6.55%, 12/01/01(c)(d)(g)                 NRR     NRR $ 1,160 $    1,178,446
-----------------------------------------------------------------------------
Murray (City of) (IHC Hospitals Inc.);
 Refunding Hospital Series 1993 RB
  4.70%, 05/15/01(g)                       AAA     Aaa   2,175      2,176,001
=============================================================================
                                                                    3,354,447
=============================================================================
VIRGINIA - 0.97%
Norfolk (City of) (Sentara Health
 System); Commercial Paper Notes
  4.15%, 06/20/01                         A-1+     P-1   4,000      4,000,000
-----------------------------------------------------------------------------
Roanoke (City of); Refunding Unlimited
 Tax Series 1992 B GO
  6.30%, 08/01/01(c)(d)                    NRR     NRR   1,250      1,278,338
-----------------------------------------------------------------------------
Virginia Public Building Authority;
 Series 1991 A RB
  6.50%, 08/01/01(c)(d)                    NRR     NRR   5,415      5,569,249
=============================================================================
                                                                   10,847,587
=============================================================================
WASHINGTON - 7.44%
ABN AMRO Munitops Certificates Trust;
 Refunding Ltd. Multistate Non-AMT VRD
 Series 2000-01 Ctfs.
  3.58%, 07/01/06(b)(e)(g)                  --  VMIG-1  10,000     10,000,000
-----------------------------------------------------------------------------
ABN AMRO Munitops Certificates Trust;
 VRD Series 1999-12 Ctfs.
  3.58%, 07/04/07(b)(e)(g)                  --  VMIG-1   5,000      5,000,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (King County);
 VRD Series 97C4702
 Class A COP
  3.55%, 01/01/20(b)(e)                  A-1+c      --   9,900      9,900,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
 Public Power Supply Systems Project
 No. 2); VRD Series 964703 Class A COP
  3.55%, 07/01/11(b)(e)(g)               A-1+c      --   5,870      5,870,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
 State); VRD Series 984701
 Class A COP
  3.55%, 05/01/18(b)(e)                  A-1+c      --  14,400     14,400,000
-----------------------------------------------------------------------------
Issaquah (City of) Community
 Properties; Special VRD Series 2001 A
 RB (LOC-Bank of America N.A.)
  3.60%, 02/15/21(b)                        --  VMIG-1  10,150     10,150,000
-----------------------------------------------------------------------------
Port Seattle (City of); Refunding
 Series 2000 C RB
  4.55%, 02/01/02                          AA-     Aa2   1,000      1,010,597
-----------------------------------------------------------------------------
Port Seattle (City of) Industrial
 Development Corp. (Sysco Food Services
 Project); Refunding VRD Series 1994 RB
  3.55%, 11/01/25(b)                      A-1+  VMIG-1   4,700      4,700,000
-----------------------------------------------------------------------------
Snohomish (County of) School District
 Number 002 (Everett); Refunding
 Unlimited Tax Series 2001 GO
  3.75%, 12/01/01                          AA+     Aa1   1,880      1,886,618
-----------------------------------------------------------------------------

                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)      VALUE
Washington - (continued)
Washington (State of); Unlimited Tax
 Series 1999 PT 1139 P-Floats
  4.45%, 05/17/01(b)(e)                   A-1+c      -- $ 9,985 $    9,985,000
-------------------------------------------------------------------------------
Washington State Health Care Facilities
 Authority (Sisters of St. Joseph of
 Peace); Refunding VRD Series 1993 RB
  3.50%, 04/01/18(b)(g)                     A-1  VMIG-1   5,400      5,400,000
-------------------------------------------------------------------------------
Washington State Housing Finance
 Commission (Spokane Community College
 Foundation); Non-Profit VRD Series 2000
 A RB (LOC-Bank of America N.A.)
  3.60%, 07/01/30(b)                       A-1+      --   1,800      1,800,000
-------------------------------------------------------------------------------
Washington (State of) Public Power
 Supply System (Nuclear Project No. 1);
 Refunding Series 1993 A RB
  5.25%, 07/01/01                           AA-     Aa1   2,250      2,254,090
-------------------------------------------------------------------------------
Washington (State of) Public Power
 Supply System (Nuclear Project No. 2);
 Refunding Series 1993 B RB
  5.00%, 07/01/01                           AA-     Aa1   1,000      1,001,210
===============================================================================
                                                                    83,357,515
===============================================================================
WISCONSIN - 3.69%
Franklin (City of); Series 2000 BAN
  4.75%, 06/01/01                            --   MIG-1  10,000     10,000,000
-------------------------------------------------------------------------------
Milwaukee (City of) Metropolitan Sewer
 District; Unlimited Tax Series 1989 A
 GO
  7.00%, 09/01/01                           AA-     Aa1   1,000      1,016,567
-------------------------------------------------------------------------------
Milwaukee (County of); Unlimited Tax
 Series 1992 A GO
  6.50%, 12/01/01(c)(d)                     NRR     NRR   2,125      2,171,647
-------------------------------------------------------------------------------
River Falls School District; Series 2001
 BAN
  5.13%, 11/30/01                            --   MIG-1   3,575      3,594,619
-------------------------------------------------------------------------------
Wisconsin Rural Water Construction Loan;
 Community Program Series 2000 A BAN
  5.25%, 01/15/02                            --   MIG-1   1,800      1,827,655
-------------------------------------------------------------------------------
Wisconsin State Clean Water; Series
 1991-1 RB
  6.40%, 06/01/01                           AA+     Aa2   2,100      2,107,011
-------------------------------------------------------------------------------
Wisconsin State Health & Educational
 Facilities Authority (Gundersen
 Lutheran Medical Center); VRD RB
  3.85%, Series 2000 A 12/01/15(b)(g)      A-1+      --   9,565      9,565,000
-------------------------------------------------------------------------------
  3.85%, Series 2000 B 12/01/29(b)(g)      A-1+      --   9,000      9,000,000
-------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax GO
  5.80%, Series 1992 A 05/01/01              AA     Aa2   1,000      1,001,207
-------------------------------------------------------------------------------
  5.25%, Series 1996 C 05/01/01              AA     Aa2   1,000      1,000,727
===============================================================================
                                                                    41,284,433
===============================================================================
TOTAL INVESTMENTS - 100.95% (Cost
 $1,130,202,490)(j)                                              1,130,202,490
_______________________________________________________________________________
===============================================================================
OTHER ASSETS LESS LIABILITIES - (0.95)%                            (10,610,683)
_______________________________________________________________________________
===============================================================================
NET ASSETS - 100.00%                                            $1,119,591,807
_______________________________________________________________________________
===============================================================================

INVESTMENT ABBREVIATIONS:
 ACES     Automatically Convertible Securities
 BAN      Bond Anticipation Notes
 COP      Certificates of Participation
 Ctfs.    Certificates
 GO       General Obligation
 Gtd.     Guaranteed
 IDR      Industrial Development Revenue Bonds
 LOC      Letter of Credit
 Ltd.     Limited
 MERLOTS  Municipal Exempt Receipts Liquidity Optional Tender Securities
 RAC      Revenue Anticipation Certificates
 RAN      Revenue Anticipation Notes
 RB       Revenue Bonds
 Sr.      Senior
 TAN      Tax Anticipation Notes
 TEAMS    Tax Exempt Adjustable Mode Securities
 TRAN     Tax and Revenue Anticipation Notes
 VRD      Variable Rate Demand Notes

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") except as otherwise indicated in note
    (h) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security. Ratings are not covered by Report of Independent Auditors.
(b) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined periodically. Rates shown are the rates in effect on 03/31/2001.
(c) Secured by an escrow fund of U.S. Treasury obligations.
(d) Subject to an irrevocable call or mandatory put by the issuer. Par value and maturity date reflect such call or put.
(e) These certificates of participation instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically.
(f) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value represents 3.61% of the Fund's net assets.
(g) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(h) The ratings for the following securities are assigned by Fitch IBCA
    ("Fitch"):

                            SECURITY                          RATING
                            --------                          ------
     Miami-Dade (County of) Educational Facilities Authority   F1+
     North Miami (City of) Educational Facilities              F1+
     Jacksonville (City of) Health Facilities Authority        F1+
     Mississippi Business Finance Corp.                        F1+
     North Carolina Educational Facilities Financing Agency    F1+

    Ratings are not covered by Report of Independent Auditors.
(i) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(j) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001

ASSETS:
Investments, at value (amortized cost)                        $1,130,202,490
----------------------------------------------------------------------------
Cash                                                               2,494,810
----------------------------------------------------------------------------
Receivables for:
 Investments sold                                                    105,000
----------------------------------------------------------------------------
 Interest                                                          9,075,753
----------------------------------------------------------------------------
Investment for deferred compensation plan                             65,028
----------------------------------------------------------------------------
Other assets                                                          98,315
============================================================================
 Total assets                                                  1,142,041,396
============================================================================
LIABILITIES:
Payables for:
 Investments purchased                                            19,081,462
----------------------------------------------------------------------------
 Dividends                                                         3,094,021
----------------------------------------------------------------------------
 Deferred compensation plan                                           65,028
----------------------------------------------------------------------------
Accrued advisory fees                                                    395
----------------------------------------------------------------------------
Accrued administrative services fees                                  25,849
----------------------------------------------------------------------------
Accrued distribution fees                                             45,821
----------------------------------------------------------------------------
Accrued transfer agent fees                                           30,167
----------------------------------------------------------------------------
Accrued operating expenses                                           106,846
============================================================================
 Total liabilities                                                22,449,589
============================================================================
Net assets applicable to shares outstanding                   $1,119,591,807
____________________________________________________________________________
============================================================================
NET ASSETS:
 Institutional Class                                          $  929,920,544
____________________________________________________________________________
============================================================================
 Private Investment Class                                     $  141,946,120
____________________________________________________________________________
============================================================================
 Personal Investment Class                                    $      722,441
____________________________________________________________________________
============================================================================
 Cash Management Class                                        $   15,668,075
____________________________________________________________________________
============================================================================
 Reserve Class                                                $   15,870,994
____________________________________________________________________________
============================================================================
 Resource Class                                               $   15,463,633
____________________________________________________________________________
============================================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
INSTITUTIONAL CLASS:
 Authorized                                                   16,000,000,000
----------------------------------------------------------------------------
 Outstanding                                                     929,908,143
____________________________________________________________________________
============================================================================
PRIVATE INVESTMENT CLASS:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                     141,941,908
____________________________________________________________________________
============================================================================
PERSONAL INVESTMENT CLASS:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                         722,437
____________________________________________________________________________
============================================================================
CASH MANAGEMENT CLASS:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                      15,668,347
____________________________________________________________________________
============================================================================
RESERVE CLASS:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                      15,869,823
____________________________________________________________________________
============================================================================
RESOURCE CLASS:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                      15,464,007
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
 all classes                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended March 31, 2001

INVESTMENT INCOME:
Interest Income                                       $42,517,509
==================================================================
EXPENSES:
Advisory fees                                           2,351,333
------------------------------------------------------------------
Administrative services fees                              156,520
------------------------------------------------------------------
Custodian fees                                             49,405
------------------------------------------------------------------
Distribution fees:
 Private Investment Class                                 537,089
------------------------------------------------------------------
 Personal Investment Class                                  1,481
------------------------------------------------------------------
 Cash Management Class                                     13,148
------------------------------------------------------------------
 Reserve Class                                            214,448
------------------------------------------------------------------
 Resource Class                                            24,334
------------------------------------------------------------------
Transfer agent fees                                       207,763
------------------------------------------------------------------
Directors' fees                                            10,859
------------------------------------------------------------------
Other                                                     289,587
==================================================================
  Total expenses                                        3,855,967
==================================================================
Less: Fees waived                                      (1,250,113)
==================================================================
  Net expenses                                          2,605,854
==================================================================
Net investment income                                  39,911,655
==================================================================
Net realized gain from investment securities               11,410
==================================================================
Net increase in net assets resulting from operations  $39,923,065
__________________________________________________________________
==================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended March 31, 2001 and 2000

                                                  2001            2000
                                             --------------  --------------
OPERATIONS:
 Net investment income                       $   39,911,655  $   35,508,776
----------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities                                         11,410            (532)
============================================================================
  Net increase in net assets resulting from
   operations                                    39,923,065      35,508,244
============================================================================
Distributions to shareholders from net
 investment income:
 Institutional Class                            (34,442,821)    (32,180,120)
----------------------------------------------------------------------------
 Private Investment Class                        (3,865,986)     (2,570,746)
----------------------------------------------------------------------------
 Personal Investment Class                           (6,603)             --
----------------------------------------------------------------------------
 Cash Management Class                             (494,924)       (218,513)
----------------------------------------------------------------------------
 Reserve Class                                     (653,105)       (505,734)
----------------------------------------------------------------------------
 Resource Class                                    (448,216)        (33,663)
----------------------------------------------------------------------------
Share transactions-net:
 Institutional Class                            (34,486,817)   (108,197,093)
----------------------------------------------------------------------------
 Private Investment Class                        58,490,952      (7,153,879)
----------------------------------------------------------------------------
 Personal Investment Class                          722,437              --
----------------------------------------------------------------------------
 Cash Management Class                            9,490,802        (961,187)
----------------------------------------------------------------------------
 Reserve Class                                   (7,411,477)     23,281,300
----------------------------------------------------------------------------
 Resource Class                                  11,867,057       3,596,950
============================================================================
  Net increase (decrease) in net assets          38,684,364     (89,434,441)
============================================================================
NET ASSETS:
 Beginning of year                            1,080,907,443   1,170,341,884
============================================================================
 End of year                                 $1,119,591,807  $1,080,907,443
____________________________________________________________________________
============================================================================
NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in)  $1,119,658,158  $1,080,985,204
----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                             (66,351)        (77,761)
____________________________________________________________________________
============================================================================
                                             $1,119,591,807  $1,080,907,443
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2001

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund offers six different classes of shares, the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $66,351 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2004.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.
F. Bond Premiums - It has been the policy of the Fund to amortize market premiums on bond, but not to amortize market discounts on bonds for financial statement reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The fund expects that the impact of the adoption of this principle will not be material to the financial statements.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has agreed to waive fees (excluding, Rule 12b-1 distribution plan fees, interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to offset expense arrangements, if any) to limit total annual Fund operating expenses to 0.20%. During the year ended March 31, 2001, AIM waived fees of $930,689.

 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2001, AIM was paid $156,520 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended March 31, 2001, AFS was paid $155,973 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.50%, 0.08%, 0.80%, and 0.16% respectively, of the average daily net assets attributable to such class. During the year ended March 31, 2001, the Private Investment Class, the Personal Investment Class, the Cash management Class, the Reserve Class and the Resource Class paid $268,545, $987, $10,519, $171,559, and $19,467, respectively, as compensation under the Plan and FMC waived fees of $319,424 for the same period.
 Certain officers and directors of the Fund are officers of AIM, FMC, and AFS. During the year ended March 31, 2001, the Fund paid legal fees of $6,281 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in shares outstanding during the years ended March 31, 2001 and 2000 were as follows:

                                     2001                              2000
                        --------------------------------  --------------------------------
                            SHARES           AMOUNT           SHARES           AMOUNT
                        ---------------  ---------------  ---------------  ---------------
Sold:
  Institutional Class     5,117,923,565  $ 5,117,923,565    6,322,728,466  $ 6,322,728,466
-------------------------------------------------------------------------------------------
  Private Investment
   Class                    363,659,424      363,659,424      370,686,399      370,686,399
-------------------------------------------------------------------------------------------
  Personal Investment
   Class*                     2,316,838        2,316,838               --               --
-------------------------------------------------------------------------------------------
  Cash Management Class     114,545,861      114,545,861      103,822,089      103,822,089
-------------------------------------------------------------------------------------------
  Reserve Class**           205,761,853      205,761,853      195,924,640      195,924,640
-------------------------------------------------------------------------------------------
  Resource Class***          60,393,900       60,393,900       18,257,101       18,257,101
-------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class         3,302,979        3,302,979        2,285,592        2,285,592
-------------------------------------------------------------------------------------------
  Private Investment
   Class                      2,891,461        2,891,461        2,041,123        2,041,123
-------------------------------------------------------------------------------------------
  Personal Investment
   Class*                         3,936            3,936               --               --
-------------------------------------------------------------------------------------------
  Cash Management Class         440,668          440,668          175,159          175,159
-------------------------------------------------------------------------------------------
  Reserve Class**               677,266          677,266          456,780          456,780
-------------------------------------------------------------------------------------------
  Resource Class***             400,474          400,474           22,084           22,084
-------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (5,155,713,361)  (5,155,713,361)  (6,433,211,151)  (6,433,211,151)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                   (308,059,933)    (308,059,933)    (379,881,401)    (379,881,401)
-------------------------------------------------------------------------------------------
  Personal Investment
   Class*                    (1,598,337)      (1,598,337)              --               --
-------------------------------------------------------------------------------------------
  Cash Management Class    (105,495,727)    (105,495,727)    (104,958,435)    (104,958,435)
-------------------------------------------------------------------------------------------
  Reserve Class**          (213,850,596)    (213,850,596)    (173,100,120)    (173,100,120)
-------------------------------------------------------------------------------------------
  Resource Class***         (48,927,317)     (48,927,317)     (14,682,235)     (14,682,235)
===========================================================================================
                             38,672,954  $    38,672,954      (89,433,909) $   (89,433,909)
___________________________________________________________________________________________
===========================================================================================

*   The Personal Class commenced sales on December 4, 2000.
**  The Reserve Class commenced sales on June 1, 1999.
*** The Resource Class commenced sales on April 6, 1999.

NOTE 5 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for a share of the Cash Management Class outstanding throughout the periods indicated.

                                                CASH MANAGEMENT CLASS
                                           --------------------------------
                                                                JANUARY 4,
                                                                   1999
                                               YEAR ENDED      (DATE SALES
                                                MARCH 31,       COMMENCED)
                                           ------------------  TO MARCH 31,
                                            2001        2000       1999
                                           -------     ------  ------------
Net asset value, beginning of period       $  1.00     $ 1.00     $ 1.00
----------------------------------------------------------------------------
Income from investment operations:
 Net investment income                        0.04       0.03       0.01
============================================================================
Less distributions from net investment
 income                                      (0.04)     (0.03)     (0.01)
============================================================================
Net asset value, end of period             $  1.00     $ 1.00     $ 1.00
____________________________________________________________________________
============================================================================
Total return(a)                               3.87%      3.23%      0.64%
____________________________________________________________________________
============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $15,668     $6,178     $7,139
____________________________________________________________________________
============================================================================
Ratio of expenses to average net assets:
 With fee waivers                             0.28%(b)   0.28%      0.28%(c)
============================================================================
 Without fee waivers                          0.39%(b)   0.39%      0.38%(c)
____________________________________________________________________________
============================================================================
Ratio of net investment income to average
 net assets                                   3.76%(b)   3.17%      3.08%(c)
____________________________________________________________________________
============================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $13,148,245.
(c) Annualized.

NOTE 5 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for a share of the Institutional Class outstanding throughout the periods indicated.

                                          INSTITUTIONAL CLASS
                         -----------------------------------------------------
                                          YEAR ENDED MARCH 31,
                         -----------------------------------------------------
                           2001         2000       1999       1998      1997
                         --------     --------  ----------  --------  --------
Net asset value,
 beginning of period     $   1.00     $   1.00  $     1.00  $   1.00  $   1.00
-------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income       0.04         0.03        0.03      0.03      0.03
===============================================================================
Less distributions from
 net investment income      (0.04)       (0.03)      (0.03)    (0.03)    (0.03)
===============================================================================
Net asset value, end of
 period                  $   1.00     $   1.00  $     1.00  $   1.00  $   1.00
_______________________________________________________________________________
===============================================================================
Total return                 3.95%        3.32%       3.23%     3.55%     3.33%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $929,921     $964,396  $1,072,597  $896,904  $966,567
_______________________________________________________________________________
===============================================================================
Ratio of expenses to
 average net assets:
 With fee waivers            0.20%(a)     0.20%       0.20%     0.20%     0.20%
===============================================================================
 Without fee waivers         0.29%(a)     0.29%       0.28%     0.27%     0.26%
_______________________________________________________________________________
===============================================================================
Ratio of net investment
 income to average net
 assets                      3.84%(a)     3.25%       3.16%     3.49%     3.27%
_______________________________________________________________________________
===============================================================================

(a) Ratios are based on average daily net assets of $896,290,793.

NOTE 5 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for a share of the Personal Investment Class outstanding throughout the periods indicated.

                                                   PERSONAL INVESTMENT CLASS
                                                   -------------------------
                                                    DECEMBER 4, 2000 (DATE
                                                     SALES COMMENCED) TO
                                                        MARCH 31, 2001
                                                   -------------------------
Net asset value, beginning of period                         $1.00
----------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                        0.01
============================================================================
Less distributions from
 net investment income                                       (0.01)
============================================================================
Net asset value, end of
 period                                                      $1.00
____________________________________________________________________________
============================================================================
Total return(a)                                               0.95%
____________________________________________________________________________
============================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)                                       $ 722
____________________________________________________________________________
============================================================================
Ratio of expenses to
 average net assets:
 With fee waivers                                            0.70%(b)
============================================================================
 Without fee waivers                                         1.04%(b)
____________________________________________________________________________
============================================================================
 Ratio of net investment
  income to average net
  assets                                                     3.35%(b)
____________________________________________________________________________
============================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $197,408.

NOTE 5 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for a share of the Private Investment Class outstanding throughout the periods indicated.

                                       PRIVATE INVESTMENT CLASS
                               -----------------------------------------------
                                         YEAR ENDED MARCH 31,
                               -----------------------------------------------
                                 2001        2000     1999     1998     1997
                               --------     -------  -------  -------  -------
Net asset value, beginning of
 period                        $   1.00     $  1.00  $  1.00  $  1.00  $  1.00
-------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income             0.04        0.03     0.03     0.03     0.03
===============================================================================
Less distributions from net
 investment income                (0.04)      (0.03)   (0.03)   (0.03)   (0.03)
===============================================================================
Net asset value, end of
 period                        $   1.00     $  1.00  $  1.00  $  1.00  $  1.00
_______________________________________________________________________________
===============================================================================
Total return                       3.69%       3.06%    2.98%    3.29%    3.07%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)                $141,946     $83,454  $90,606  $80,462  $37,544
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average
 net assets:
 With fee waivers                  0.45%(a)    0.45%    0.45%    0.45%    0.45%
===============================================================================
 Without fee waivers               0.79%(a)    0.79%    0.78%    0.77%    0.83%
_______________________________________________________________________________
===============================================================================
Ratio of net investment
 income to average net assets      3.60%(a)    3.00%    2.91%    3.24%    3.02%
_______________________________________________________________________________
===============================================================================

(a) Ratios are based on average daily net assets of $107,417,813.

NOTE 5 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for a share of the Reserve Class outstanding throughout the periods indicated.

                                                         RESERVE CLASS
                                                      -----------------------
                                                                    JUNE 1,
                                                                   1999 (DATE
                                                        YEAR         SALES
                                                        ENDED      COMMENCED)
                                                      MARCH 31,     TO MARCH
                                                        2001        31, 2000
                                                      ---------    ----------
Net asset value, beginning of period                   $  1.00      $  1.00
-------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                    0.03         0.02
===============================================================================
Less distributions from net investment income            (0.03)       (0.02)
===============================================================================
Net asset value, end of period                         $  1.00      $  1.00
_______________________________________________________________________________
===============================================================================
Total return(a)                                           3.12%        2.10%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $15,871      $23,283
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
 With fee waivers                                         1.00%(b)     1.00%(c)
===============================================================================
 Without fee waivers                                      1.29%(b)     1.29%(c)
_______________________________________________________________________________
===============================================================================
Ratio of net investment income to average net assets      3.05%(b)     2.45%(c)
_______________________________________________________________________________
===============================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $21,444,850.
(c) Annualized.

NOTE 5 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for a share of the Resource Class outstanding throughout the periods indicated.

                                                    RESOURCE CLASS
                                               --------------------------
                                                            APRIL 6, 1999
                                                 YEAR        (DATE SALES
                                                 ENDED       COMMENCED)
                                               MARCH 31,    TO MARCH 31,
                                                 2001           2000
                                               ---------    -------------
Net asset value, beginning of period            $  1.00        $ 1.00
-------------------------------------------------------------------------
Income from investment operations:
 Net investment income                             0.04          0.03
=========================================================================
Less distributions from net investment income     (0.04)        (0.03)
=========================================================================
Net asset value, end of period                  $  1.00        $ 1.00
_________________________________________________________________________
=========================================================================
Total return(a)                                    3.78%         3.15%
_________________________________________________________________________
=========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $15,464        $3,597
_________________________________________________________________________
=========================================================================
Ratio of expenses to average net assets:
 With fee waivers                                  0.36%(b)      0.36%(c)
=========================================================================
 Without fee waivers                               0.49%(b)      0.49%(c)
_________________________________________________________________________
=========================================================================
Ratio of net investment income to average net
 assets                                            3.68%(b)      3.09%(c)
_________________________________________________________________________
=========================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $21,444,850.
(c) Annualized.

NOTE 6 - CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS (UNAUDITED)
KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Directors of the Company, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed Ernst & Young LLP as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the periods in the two years ended March 31, 2000. The audit reports of KPMG LLP on the financial statements of the Fund for the periods in the two years ended March 31, 2000 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the periods in the two years ended March 31, 2000, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement. Neither the Fund nor anyone on its behalf consulted with Ernst & Young LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

                                    PART C

                               OTHER INFORMATION

Item 23   Exhibits

a   (1) -  (a)  Articles of Incorporation of Registrant, as filed with the State of Maryland on March 4, 1992.(1)


        - (b) Articles Supplementary of Registrant, as filed with the State of Maryland on June 22, 1994.(1)


        - (c) Articles Supplementary of Registrant, as filed with the State of Maryland November 9, 1998.(4)


        - (d) Articles of Amendment of Registrant, as filed with the State of Maryland on December 16, 1998.(6)


        - (e) Certificate of Correction of Registrant, as filed with the State of Maryland on December 16, 1998.(6)


        - (f) Articles Supplementary of Registrant, as filed with the State of Maryland on December 9, 1999.(6)


        - (g) Articles Supplementary of Registrant, as filed with the State of Maryland on December 29, 1999.(6)


        - (h) Articles Supplementary of Registrant, as filed with the State of Maryland on February 16, 2001.(10)


b   (1) -  (a)  Amended and Restated Bylaws of Registrant, dated December 11,
           1996.(2)


        - (b) First Amendment to Amended and Restated Bylaws of Registrant, adopted as of June 9, 1999.(6)


c       -  Articles Fifth, Seventh, Ninth, Tenth and Eleventh, of the Articles
           of Incorporation of Tax-Free Investments Co., as amended, and Articles I and IV of Amended and Restated Bylaws of Tax-Free Investments Co., as amended, as previously filed, define rights of holders of shares.(1&2)


d   (1) -  Master Investment Advisory Agreement, dated June 1, 2000, between
           A I M Advisors, Inc. and Registrant, on behalf of Cash Reserve Portfolio.(8)


e   (1) -  (a)  First Amended and Restated Master Distribution Agreement, dated
           July 1, 2000, between Fund Management Company and Registrant.(8)


           (b) Amendment No. 1 dated March 2, 2001 to the First Amended and Restated Master Distribution Agreement dated July 1, 2000, between Fund Management Company and Registrant.(10)


f   (1) -  AIM Funds Retirement Plan for Eligible Directors/Trustees, as
           restated March 7, 2000.(7)


    (2) - Form of Director Deferred Compensation Agreement for Registrant's Non-Affiliated Directors, as amended March 7, 2000.(7)


g   (1) -  (a)  Custody Agreement, dated October 19, 1995, between The Bank of
           New York and Registrant.(1)

        - (b) Amendment dated July 30, 1996, to Custody Agreement, dated October 19, 1995, between Registrant and The Bank of New York.(5)


h   (1) -  (a)  Transfer Agency and Service Agreement, dated December 29, 1997, between A I M Fund Services, Inc. and Registrant.(3)


        - (b) Amendment No. 1, dated January 1, 1999, to Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc.(5)


        - (c) Amendment No. 2, dated as of July 1, 1999, to Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc.(5)


    (2) - (a) Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(8)


        - (b) Amendment No. 1, dated May 9, 2001, to Master Administrative Services Agreement, dated June 1, 2000, between Registrant and
           A I M Advisors, Inc.(10)


    (3) - Memorandum of Agreement entered into as of June 1, 2000, between Registrant, on behalf of Cash Reserve Portfolio - Institutional Class, Private Investment Class, Cash Management Class, Resource Class, Reserve Class and A I M Advisors, Inc.(9)


i       -  Legal Opinion - None.


j   (1) -  Consent of KPMG LLP.(10)


    (2) -  Consent of Ernst & Young LLP.(10)


    (3) -  Consent of Ballard Spahr Andrews & Ingersoll, LLP.(10)


k       -  Omitted Financial Statements - None.

l       -  Agreement Concerning Initial Capitalization - None.

m   (1) -  (a)  Amended and Restated Master Distribution Plan dated June 30,
           1997 on behalf of the Private Investment Class of the Cash Reserve Portfolio.(2)


        - (b) Amendment No. 1, dated December 18, 1998, to Amended and Restated Master Distribution Plan dated June 30, 1997 on behalf of the Cash Management Class, the Personal Investment Class, the Reserve Class and the Resource Class of the Cash Reserve Portfolio.(5)


        - (c) Amendment No. 2, dated March 2, 2001 to the Amended and Restated Master Distribution Plan on behalf of the Cash Management Class, the Personal Investment Class, the Reserve Class, the Resource Class and the Sweep Class of the Cash Reserve Portfolio.(10)


    (2) - (a) Form of Shareholder Service Agreement to be used in connection with Registrant's Amended and Restated Master Distribution Plan, as amended.(9)


n       -  Third Amended and Restated Multiple Class Plan (Rule 18f-3)
           (effective August 5, 1999).(6)

o       -  Reserved.

p   (1) -  The AIM Management Group Code of Ethics, as amended February 24,
           2000, relating to A I M Management Group Inc. and A I M Advisors, Inc.(6)


    (2) - Code of Ethics of Tax-Free Investments Co., effective as of September 23, 2000.(10)

--------------------------------------------------------------------------------

(1)  Incorporated by reference to PEA No. 23, filed on July 26, 1996.
(2)  Incorporated by reference to PEA No. 24, filed on July 29, 1997.
(3)  Incorporated by reference to PEA No. 25, filed on May 22, 1998.
(4)  Incorporated by reference to PEA No. 26, filed on November 25, 1998.
(5)  Incorporated by reference to PEA No. 27, filed on June 25, 1999.
(6)  Incorporated by reference to PEA No. 28, filed on March 24, 2000.
(7)  Incorporated by reference to PEA No. 29, filed on May 22, 2000.
(8)  Incorporated by reference to PEA No. 30, filed on July 26, 2000.
(9)  Incorporated by reference to PEA No. 31, filed on February 16, 2001.
(10) Filed herewith electronically.


Item 24.  Persons Controlled By or Under Common Control With Registrant


          None.

Item 25.  Indemnification


     Under the terms of the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Charter and By-Laws, which are incorporated herein as part of this Registration Statement. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940 and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act of 1940 and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund & Investment Advisory Professional and Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of coverage.

Item 26.  Business and Other Connections of Investment Advisor


     The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management--The Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27.  Principal Underwriters


(a) Fund Management Company, the registrant's principal underwriter, also acts as principal underwriter to the following investment companies:

          AIM Equity Funds (Institutional Classes)
          AIM Investment Securities Funds (Institutional Class)
          Short-Term Investments Trust
          Short-Term Investments Co.



(b)

Name and Principal                        Position and Offices                                    Position and Offices
Business Address*                         with Principal Underwriter                              with Registrant
------------------                        --------------------------                              --------------------

J. Abbott Sprague                         Director & President                                    None

Robert H. Graham                          Director & Senior Vice President                        President, Director
                                                                                                  & Chairman

Carol F. Relihan                          Director, Vice President, & General Counsel             Secretary & Senior Vice President

Mark D. Santero                           Senior Vice President                                   None

William J. Wendell                        Senior Vice President                                   None

James R. Anderson                         Vice President                                          None

Melville B. Cox                           Vice President & Chief Compliance Officer               Vice President

Dawn M. Hawley                            Vice President & Treasurer                              None

Lisa A. Moss                              Vice President, Assistant                               Assistant Secretary
                                          General Counsel & Assistant Secretary

Kathleen J. Pflueger                      Secretary                                               Assistant Secretary

David E. Hessel                           Assistant Vice President,                               None
                                          Assistant Treasurer & Controller

Jeffrey L. Horne                          Assistant Vice President                                None

Robert W. Morris, Jr.                     Assistant Vice President                                None

Ann M. Srubar                             Assistant Vice President                                None

Rebecca Starling-Klatt                    Assistant Vice President                                None

Nicholas D. White                         Assistant Vice President                                None

Dana R. Sutton                            Assistant Vice President &                              Vice President &
                                          Assistant Treasurer                                     Treasurer

Nancy L. Martin                           Assistant General Counsel &                             Assistant Secretary
                                          Assistant Secretary

-----------------------------------------------------
*  11 Greenway Plaza, Suite 100, Houston, Texas 77046



Name and Principal                        Position and Offices                                    Position and Offices
Business Address*                         with Principal Underwriter                              with Registrant
------------------                        --------------------------                              --------------------
Ofelia M. Mayo                            Assistant General Counsel &                             Assistant Secretary
                                          Assistant Secretary

P. Michelle Grace                         Assistant Secretary                                     Assistant Secretary

---------------------------------------------------
*  11 Greenway Plaza, Suite 100, Houston, Texas 77046

(c)  None.

Item 28.  Location of Accounts and Records


     A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Item 29.  Management Services


          None.

Item 30.  Undertakings


                   Not Applicable.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 26th day of July, 2001.

                                  Registrant:  TAX-FREE INVESTMENTS CO.

                                  By:  /s/ ROBERT H. GRAHAM
                                       ----------------------------
                                       Robert H. Graham, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

              SIGNATURES                              TITLE                    DATE
---------------------------------------   ------------------------------   -------------

         /s/  ROBERT H. GRAHAM           Chairman, Director & President   July 26, 2001
---------------------------------------   (Principal Executive Officer)
             (Robert H. Graham)

         /s/  BRUCE L. CROCKETT                     Director              July 26, 2001
---------------------------------------
             (Bruce L. Crockett)

         /s/  OWEN DALY II                          Director              July 26, 2001
---------------------------------------
             (Owen Daly II)

         /s/  ALBERT R. DOWDEN                      Director              July 26, 2001
---------------------------------------
             (Albert R. Dowden)

         /s/  EDWARD K. DUNN, JR.                   Director              July 26, 2001
---------------------------------------
             (Edward K. Dunn, Jr.)

         /s/  JACK FIELDS                           Director              July 26, 2001
---------------------------------------
             (Jack Fields)

         /s/  CARL FRISCHLING                       Director              July 26, 2001
---------------------------------------
             (Carl Frischling)

         /s/  PREMA MATHAI-DAVIS                    Director              July 26, 2001
---------------------------------------
             (Prema Mathai-Davis)

         /s/  LEWIS F. PENNOCK                      Director              July 26, 2001
---------------------------------------
             (Lewis F. Pennock)

         /s/  LOUIS S. SKLAR                        Director              July 26, 2001
---------------------------------------
             (Louis S. Sklar)

         /s/  DANA R. SUTTON                     Vice President &
---------------------------------------   Treasurer (Principal Financial  July 26, 2001
             (Dana R. Sutton)                and Accounting Officer)

                               INDEX TO EXHIBITS

Exhibit
Number    Description
------    -----------

a(1)(h) Articles Supplementary of Registrant, as filed with the State of Maryland on February 16, 2001

e(1)(b) Amendment No. 1 dated March 2, 2001 to the First Amended and Restated Master Distribution Agreement dated July 1, 2000

h(2)(b) Amendment No. 1, dated May 9, 2001, to Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.

j(1)      Consent of KPMG LLP

j(2)      Consent of Ernst & Young LLP

j(3)      Consent of Ballard Spahr Andrews & Ingersoll, LLP

m(1)(c) Amendment No. 2, dated March 2, 2001 to the Amended and Restated Master Distribution Plan on behalf of the Cash Management Class, the Personal Investment Class, the Reserve Class, the Resource Class and the Sweep Class of the Cash Reserve Portfolio

p(2) Code of Ethics of Tax-Free Investments Co., effective as of September 23, 2000